SEMI-ANNUAL REPORT

FEBRUARY 28, 1998

TOWER MUTUAL FUNDS

TOWER CAPITAL APPRECIATION FUND
      CLASS A SHARES
      CLASS B SHARES
TOWER LOUISIANA MUNICIPAL INCOME FUND
TOWER TOTAL RETURN BOND FUND
TOWER U.S. GOVERNMENT INCOME FUND
TOWER CASH RESERVE FUND
TOWER U.S. TREASURY MONEY MARKET FUND

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TABLE OF CONTENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE.........................................................   1
--------------------------------------------------------------------------------
INVESTMENT REVIEWS..........................................................  2
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS............................................  8
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS......................... 29
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES.........................30
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS................................................32
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS.........................34
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FINANCIAL HIGHLIGHTS..................................................    36
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COMBINED NOTES TO FINANCIAL STATEMENTS................38
--------------------------------------------------------------------------------

- SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

- INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

- TOWER CASH RESERVE FUND AND TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

- PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

- THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Tower Mutual Funds. The Report covers the activity of the Tower Mutual Funds over the six-month period from September 1, 1997, through February 28, 1998. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

The highlights for each fund over the six-month reporting period are as follows:

    - As the stock market continued to record strong gains and experience periods of volatility, TOWER CAPITAL APPRECIATION FUND produced very strong total return performance. For Class A Shares, the total return was 16.46%. Contributing to the total return were dividends of $0.05 per share and capital gains of $2.34 per share, and a 5% increase in net asset value.* For Class B Shares, the total return was 16.05%. Contributing to the total return of Class B Shares were capital gains of $2.34 per share and a 5% increase in net asset value.* At the end of the reporting period, net assets in the fund reached $324 million.

    - Designed for tax-sensitive Louisiana residents, TOWER LOUISIANA MUNICIPAL INCOME FUND paid double-tax-free dividends of $0.28 per share and capital gains of $0.05 per share.** Its net asset value increased from $11.21 on the first day of the period to $11.40 on the last day of the period. The fund's total return was 4.71%.* At the end of the reporting period, net assets totaled $100 million.

    - The diversified portfolio of TOWER TOTAL RETURN BOND FUND paid dividends of $0.29 per share and capital gains totaling $0.07 per share, while its net asset value increased from $9.99 on the first day of the period to $10.12 on the last day of the period. As a result, the fund produced total return of 4.88%.* At the end of the reporting period, net assets stood at more than $75 million.

    - TOWER U.S. GOVERNMENT INCOME FUND paid dividends totaling $0.30 per share, while its net asset value increased from $9.98 to $10.16. As a result, the fund produced a total return of 4.90%.* Net assets ended the reporting period at $61 million.

    - TOWER CASH RESERVE FUND, a portfolio of high quality money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets stood at more than $155 million.

    - TOWER U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets stood at more than $160 million.

Thank you for choosing one or more of the Tower Mutual Funds to participate in key financial markets. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

LOGO
Edward C. Gonzales

President
April 15, 1998

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on the maximum sales charge for the six-month reporting period are as follows: Tower Capital Appreciation Fund Class A Shares, 11.24%; Tower Capital Appreciation Fund Class B Shares, 9.93%; Tower Louisiana Municipal Income Fund, 1.54%; Tower Total Return Bond Fund, 1.72%; and Tower U.S. Government Income Fund, 1.74%.

** Income may be subject to the federal alternative minimum tax.

-------------------------------------------------------------------------------
    INVESTMENT REVIEWS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------


Q What is your review of the stock market during the first half of the fund's fiscal year?



A The market continued to enjoy positive returns due to a favorable economic environment in the United States and demand for stocks by the investing public.



Q How did Tower Capital Appreciation Fund perform over the six-month reporting period ended February 28, 1998?



A Tower Capital Appreciation Fund experienced a total return of 16.46% for Class A Shares and 16.05% for Class B Shares for the six-month reporting period ended February 28, 1998.*

Q Do you expect that the economic environment will continue to keep the bull market intact through 1998?



A Yes, but with a higher degree of difficulty than in the past three years.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 11.24% for Class A Shares and 9.93% for Class B Shares.

-------------------------------------------------------------------------------
   TOWER LOUISIANA MUNICIPAL INCOME FUND
-------------------------------------------------------------------------------



Q Would you agree that the first half of the fund's fiscal year was a relatively good period for municipal bonds?



A Low inflation, declining interest rates and short supply combined to push Louisiana municipal bond prices higher during the reporting period.



Q How did Tower Louisiana Municipal Income Fund perform on a total return basis?



A The fund experienced a 4.71% total return* for the six-month reporting period ended February 28, 1998**. Price appreciation accounted for 1.70% while dividends added 3.01%.



Q What has been the status of the Louisiana municipal bond market?

A The Louisiana municipal bond market has experienced strong demand and short supply for the last six months. The quality of Louisiana municipal bond issues has improved due to the strong local economy.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 1.54%.

** Income may be subject to the federal alternative minimum tax.

-------------------------------------------------------------------------------
   TOWER TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------



Q In a period that saw Asian market turmoil, a continued strong U.S. economy and negligible inflation, how did the bond market perform during the first half of the fund's fiscal year?



A The bond market enjoyed strong performance over the past six months as investors sought safety from the Asian crisis.



Q On a total return basis, how did Tower Total Return Bond Fund compare to its benchmark, the Salomon Brothers Broad Investment-Grade Bond Index*?



A The Tower Total Return Bond Fund experienced a total return of 4.88%** during the six month reporting period while the Salomon Brothers Broad returned 5.10%.



Q Did the fund's holdings continue to focus on Treasury securities for most of the period?



A The fund continued to own a large position in U.S. Treasury securities. The weighting in U.S. Treasuries has and will continue to decline as higher yielding quality corporate bonds are added to the portfolio.

 * Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged index designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 1.72%.

-------------------------------------------------------------------------------
   TOWER U.S. GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------



Q In a period that saw Asian market turmoil, a continued strong U.S. economy and negligible inflation, how did the bond market perform during the first half of the fund's fiscal year?



A The bond market saw consistent strength as headlines reporting low to little inflation bolstered prices of bonds, causing yields on the benchmark 30 year Treasury to fall from 6.60% to 5.92% during the 6 month reporting period ending February 28, 1998. The Asian market turmoil helped bonds as investors sought the "safe harbor" of U.S. government debt.



Q How did Tower U.S. Government Income Fund perform in this environment?

A The total return of the fund for the 6 month reporting period ending February 28, 1998, was 4.90%, based on net asset value. The NAV price appreciation alone accounted for a 1.63% gain. As of February 28, 1998, the funds 30-day SEC yield was 5.83%, based on offering price.*



Q Have mortgage-backed bonds continued to play a key role in the fund's portfolio?

A The mortgage-backed sector has been a moderate relative performer as rates came down and refinancings increased. The fund has and will continue to seek out mortgages where we find value. As of February 28, 1998, the fund's assets, based on net asset value, were allocated as follows:
     Mortgage-Backed Securities 37.5%; Treasuries 23.3%; Agencies 29.2%; Asset-Backed Securities 8.3%; Corporate 1.6%; and Repurchase Agreements 1.2%.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 1.74%.

-------------------------------------------------------------------------------
   TOWER CASH RESERVE FUND
-------------------------------------------------------------------------------



Q The environment of a strong economy and negligible inflation continued over the reporting period, with no move by the Federal Reserve Board (the "Fed") to "fix what isn't broken." In what range did short-term rates travel?



A The 3-month Treasury Bill traded, generally, in a narrow and sideways range mostly between 5.05% and 5.35%.



Q How did the yield of the Tower Cash Reserve Fund respond to this environment?

A The 7-day net yield for the fund was 4.74% on September 1, 1997, and 4.72% on February 28, 1998*.



Q What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?



A Our portfolio strategy was equally weighted among the following factors: relative attractiveness of overnight repurchase agreements, availability of prime commercial paper and our own view of Fed action and timing.



Q What is your outlook for rates for the rest of 1998?

A We believe the Fed is on hold with a close eye on the Asian markets. If we gather a clear bias as to their next rate move, we will endeavor to react accordingly.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

-------------------------------------------------------------------------------
   TOWER U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------



Q The environment of a strong economy and negligible inflation continued over the reporting period, with no move by the Fed to "fix what isn't broken." In what range did short-term rates travel?



A The 3-month Treasury Bill traded, generally, in a narrow and sideways range mostly between 5.05% and 5.35%.



Q How did Tower U.S. Treasury Money Market Fund perform for shareholders in terms of 7-day net yield during the six-month reporting period?



A The 7-day net yield for the fund was 4.86% on September 1, 1997 and 4.77% on February 28, 1998*.



Q What has been the typical combination of overnight repurchase agreements and Treasury securities in the fund's portfolio?



A A typical mix would be 45/55 overnight repurchase agreements and Treasury securities.

Q Do you expect the Fed to maintain a "hands-off" policy toward interest rates for the rest of 1998?



A We believe the Fed is on hold with a close eye on the Asian markets. If we gather a clear bias as to their next rate move, we will endeavor to react accordingly.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

-------------------------------------------------------------------------------
    PORTFOLIOS OF INVESTMENTS            TOWER MUTUAL FUNDS
                                         February 28, 1998 (unaudited)
-------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND

  ----------
    SHARES                                        VALUE
                  COMMON STOCKS--99.0%
                  Chemical--0.5%
      58,800      Solutia, Inc.                $  1,605,975
                                               ------------
                  Commercial Services--1.3%
      80,400      Cendant Corp.                   3,015,000
      23,000      Sysco Corp.                     1,082,438
                                               ------------
                  Total                           4,097,438
                                               ------------
                  Consumer Durables--1.0%
      57,430      Ford Motor Co.                  3,248,384
                                               ------------
                  Consumer Non-
                   Durables--10.2%
      24,000      Avon Products, Inc.             1,690,500
      34,800      Campbell Soup Co.               2,020,575
      65,100      Clorox Co.                      5,712,525
      75,500      Coca-Cola Co.                   5,185,906
      68,550      ConAgra, Inc.                   2,056,500
     146,205      PepsiCo, Inc.                   5,345,620
     105,900      Philip Morris Cos., Inc.        4,600,031
      37,920      Procter & Gamble Co.            3,220,830
      44,500      Quaker Oats Co.                 2,397,438
      19,700      V.F. Corp.                        939,444
                                               ------------
                  Total                          33,169,369
                                               ------------
                  Consumer Services--4.2%
      30,550      Clear Channel
                   Communications, Inc.           2,768,594
      35,700      Disney (Walt) Co.               3,996,169
      46,300      King World Productions,
                   Inc.                           1,235,631
      36,450      Marriott Corp.                  2,761,088
      41,900      New York Times Co., Class
                   A                              2,741,831
                                               ------------
                  Total                          13,503,313
                                               ------------
                  Electronic
                   Technology--12.4%
      86,100      (a)Applied Materials, Inc.      3,169,556
      43,987      Cisco Systems, Inc.             2,897,644
     169,300      (a)Compaq Computer Corp.        5,428,181
      51,600      (a)Dell Computer Corp.          7,217,550
      40,300      EMC Corp. Mass                  1,541,475
      71,700      Harris Corp.                    3,634,294
      17,900      Intel Corp.                     1,605,406
  ----------

    SHARES                                        VALUE
      51,000      Rockwell International
                   Corp.                       $  3,085,500
      29,000      (a)Sun Microsystems, Inc.       1,381,125
      13,450      (a)Tellabs, Inc.                  812,044
      68,500      Texas Instruments, Inc.         3,964,438
      62,100      United Technologies Corp.       5,546,306
                                               ------------
                  Total                          40,283,519
                                               ------------
                  Energy Minerals--6.9%
      24,850      Amoco Corp.                     2,112,250
      23,200      Atlantic Richfield Co.          1,803,800
      40,500      British Petroleum Co. PLC,
                   ADR                            3,348,844
     102,950      Exxon Corp.                     6,575,931
      51,400      Mobil Corp.                     3,723,288
      38,700      Royal Dutch Petroleum Co.,
                   ADR                            2,101,894
      18,600      Texaco, Inc.                    1,038,113
      44,800      USX Corp.                       1,548,400
                                               ------------
                  Total                          22,252,520
                                               ------------
                  Finance--16.0%
      32,750      Allstate Corp.                  3,053,938
      58,200      AMBAC                           3,099,150
      21,100      Amsouth Bancorporation          1,185,556
      48,730      Banc One Corp.                  2,753,245
      71,500      BankAmerica Corp.               5,541,250
      28,000      BankBoston Corp.                2,791,250
      20,100      Citicorp                        2,663,250
     108,700      Equitable Cos., Inc.            5,686,369
      75,825      Fleet Financial Group,
                   Inc.                           5,975,958
      49,700      Merrill Lynch & Co., Inc.       3,556,656
      41,800      National City Corp.             2,727,450
      34,075      Republic New York Corp.         4,123,075
      50,930      State Street Corp.              3,148,111
     100,800      Travelers Group, Inc.           5,619,600
                                               ------------
                  Total                          51,924,858
                                               ------------
                  Health Services--1.8%
      45,100      HBO & Co.                       2,441,038
      94,050      (a)Tenet Healthcare Corp.       3,509,241
                                               ------------
                  Total                           5,950,279
                                               ------------
                  Health Technology--11.0%
      44,700      Abbott Laboratories             3,344,119
      95,550      Biomet, Inc.                    2,848,584
      44,400      Bristol-Myers Squibb Co.        4,448,325

(See Notes to Portfolios of Investments)

  ----------
    SHARES                                        VALUE
                  COMMON STOCKS- Health
                   Technology-(cont'd)
      53,200      Johnson & Johnson            $  4,016,600
      45,750      Lilly (Eli) & Co.               3,010,922
      44,300      Merck & Co., Inc.               5,651,019
      57,500      Pfizer, Inc.                    5,088,750
      94,600      Schering Plough Corp.           7,195,513
                                               ------------
                  Total                          35,603,832
                                               ------------
                  Industrial Services--0.6%
      27,300      Schlumberger Ltd.               2,057,738
                                               ------------
                  Non-Energy Minerals--1.3%
      19,775      Aluminum Co. of America         1,450,991
      26,000      Nucor Corporation               1,339,000
      13,700      Vulcan Materials Co.            1,378,563
                                               ------------
                  Total                           4,168,554
                                               ------------
                  Process Industries--3.6%
      91,275      Ball Corp.                      2,977,847
      60,900      Du Pont (E.I.) de Nemours
                   & Co.                          3,733,931
      33,500      Kimberly-Clark Corp.            1,865,531
      47,200      PPG Industries, Inc.            3,059,150
                                               ------------
                  Total                          11,636,459
                                               ------------
                  Producer
                   Manufacturing--6.6%
      40,900      Dana Corp.                      2,231,606
      35,200      Emerson Electric Co.            2,246,200
     127,300      General Electric Co.            9,897,575
      83,400      Ingersoll-Rand Co.              3,971,925
      59,800      Tyco International, Ltd.        3,034,850
                                               ------------
                  Total                          21,382,156
                                               ------------
                  Retail Trade--5.1%
      34,000      (a)Bed Bath & Beyond, Inc.      1,468,375
      47,900      Dayton-Hudson Corp.             3,703,269
      79,225      Home Depot, Inc.                5,055,545
      69,550      Safeway, Inc.                   2,425,556
     101,800      TJX Cos., Inc.                  3,932,025
                                               ------------
                  Total                          16,584,770
                                               ------------
                  Technology Services--5.7%
      28,000      (a)Compuware Corp.              1,179,500
  ----------

    SHARES
      OR
  PRINCIPAL
    AMOUNT                                        VALUE
      30,400      General Motors Corp.         $  2,095,700
      43,100      Lucent Technologies, Inc.       4,670,963
     124,000      (a)Microsoft Corp.             10,509,000
                                               ------------
                  Total                          18,455,163
                                               ------------
                  Transportation--1.5%
      36,700      CSX Corp.                       2,052,906
      28,300      Tidewater, Inc.                 1,259,350
      14,100      UAL Corp.                       1,200,263
      16,100      Yellow Corp.                      339,106
                                               ------------
                  Total                           4,851,625
                                               ------------
                  Utilities--9.3%
      59,000      AT&T Corp.                      3,591,625
      26,600      Ameritech Corp.                 1,108,888
      33,800      Bell Atlantic Corp.             3,033,550
      69,500      BellSouth Corp.                 4,239,500
      22,000      Coastal Corp.                   1,399,750
     136,200      GPU, Inc.                       5,473,531
      79,700      GTE Corp.                       4,313,763
      65,000      Pinnacle West Capital
                   Corp.                          2,652,813
      58,400      SBC Communications, Inc.        4,416,500
                                               ------------
                  Total                          30,229,920
                                               ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $202,568,063)                321,005,872
                                               ------------
                  (b)REPURCHASE
                   AGREEMENT--1.0%
                  Finance--1.0%
  $3,226,000      State Street Bank and
                   Trust Co., 5.56%, dated
                   2/27/1998, due 3/2/1998
                   (at amortized cost)            3,226,000
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $205,794,063)               $324,231,872
                                               ============

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE

                  (c)LONG-TERM
                   MUNICIPALS--
                   99.2%
                  COLORADO--0.6%
  $  475,000      Colorado Health
                   Facilities
                   Authority,
                   Revenue Bonds,
                   7.125% (Rose
                   Medical Center
                   Project),
                   9/1/2008              AAA     $    539,134
     100,000      Colorado Health
                   Facilities
                   Authority,
                   Revenue Re-
                   funding Bonds,
                   5.50% (Sisters of
                   Charity Health
                   Care System)/
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   5.60%), 5/15/2000     AAA          103,564
                                                 ------------
                  Total                               642,698
                                                 ------------
                  FLORIDA--1.0%
     655,000      Florida State
                   Board of Educa-
                   tion Administra-
                   tion, GO UT
                   Refunding Bonds,
                   6.10%, 6/1/2000       AAA          670,615
     345,000      Florida State
                   Board of Educa-
                   tion Administra-
                   tion, GO UT
                   Refunding Bonds,
                   6.10%, 6/1/2000       AA+          352,517
                                                 ------------
                  Total                             1,023,132
                                                 ------------
                  LOUISIANA--96.6%
     500,000      Alexandria, LA
                   Utilities Revenue
                   Bonds, 5.25%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.70%),
                   5/1/2010              AAA          525,285
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  500,000      Bossier City, LA,
                   Revenue Re-
                   funding Bonds,
                   5.20% (FGIC
                   INS)/(Original
                   Issue Yield:
                   5.35%), 11/1/2014     AAA     $    510,720
     200,000      Caddo Parish, LA,
                   GO UT, 7.20%
                   (MBIA INS)/
                   (United States
                   Treasury PRF)/
                   (Original Issue
                   Yield: 7.45%),
                   2/1/1999 (@100)       AAA          206,528
     100,000      De Soto Parish, LA
                   Environmental
                   Improvement
                   Authority, PCR
                   Refunding Bonds
                   (Series A), 5.05%
                   (International
                   Paper Co.),
                   12/1/2002             A-           103,518
     250,000      East Ascension
                   Parish, LA Drain-
                   age District No.
                   1, Revenue
                   Refunding Bonds,
                   5.45% (FGIC
                   INS)/(Original
                   Issue Yield:
                   5.60%), 12/1/2009     AAA          266,312
     500,000      East Baton Rouge
                   Parish, LA, City
                   Sales & Use Tax
                   Revenue Bonds
                   (Series ST),
                   6.50% (AMBAC
                   INS)/(United
                   States Treasury
                   PRF)/(Original
                   Issue Yield:
                   6.80%), 2/1/2013      AAA          537,995

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $1,500,000      East Baton Rouge
                   Parish, LA,
                   Refunding Revenue
                   Bonds, 5.40%
                   (FGIC INS)/(Original Issue Yield:
                   5.85%), 2/1/2018      AAA     $  1,545,660
   1,250,000      East Baton Rouge
                   Parish, LA, Sales
                   & Use Tax Revenue
                   Bonds (Series
                   ST), 5.90% (FGIC
                   INS), 2/1/2017        AAA        1,336,187
     930,000      East Baton Rouge
                   Parish, LA, Sales
                   & Use Tax Revenue
                   Bonds (Series
                   ST-A), 4.80%
                   (FGIC INS)/(Original Issue Yield:
                   5.15%), 2/1/2011      AAA          928,903
     500,000      East Baton Rouge
                   Parish, LA, Sales
                   and Use Tax
                   Revenue Bonds
                   (Series ST),
                   5.20% (FSA INS)/
                   (Original Issue
                   Yield: 5.65%),
                   2/1/2017              AAA          502,545
      25,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority,
                   Revenue Bonds
                   (Series C), 7.90%
                   (GNMA COL)/
                   (Original Issue
                   Yield: 7.90%),
                   2/1/2002              Aaa           25,888
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  225,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority,
                   Revenue Bonds,
                   7.625% (GNMA
                   Collateralized
                   Home Mortgage
                   Program COL),
                   8/1/2008              Aaa     $    235,834
     300,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority,
                   Revenue Refunding
                   Bonds, 4.80%
                   (GNMA
                   Collateralized
                   Home Mortgage
                   Program COL),
                   10/1/2004             Aaa          306,912
     550,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority, SFM
                   Purchasing
                   Revenue Bonds
                   (Series B), 5.40%
                   (Federal National
                   Mortgage
                   Association COL),
                   10/1/2025             Aaa          552,007
   1,665,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority, SFM
                   Revenue Refunding
                   Bonds (Series B),
                   7.40% (GNMA COL),
                   8/1/2012              Aaa        1,752,479
     605,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority, SFM
                   Revenue Refunding
                   Bonds (Series C),
                   7.00%, 4/1/2032       Aaa          639,067

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  255,000      East Feliciana
                   Parish, LA School
                   Board, Sales &
                   Use Tax Revenue
                   Bonds, 6.50%
                   (MBIA INS),
                   10/1/2002             AAA     $    267,803
   1,000,000      Ernest N Morial-
                   New Orleans, LA Exhibit Hall Authority, Special Tax Refunding
                   Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield:
                   5.58%), 7/15/2018     AAA        1,030,980
   1,200,000      Ernest N Morial-
                   New Orleans, LA
                   Exhibit Hall
                   Authority,
                   Special Tax
                   Refunding Bonds
                   (series C), 5.60%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.65%),
                   7/15/2025             AAA        1,247,856
   1,450,000      Greater New
                   Orleans
                   Expressway
                   Commission, LA,
                   Revenue Refunding
                   Bonds, 6.00%
                   (Louisiana
                   Expresssway)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.55%),
                   11/1/2016             AAA        1,575,179
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $1,000,000      Houma, LA,
                   Utilities Revenue
                   Refunding Bonds,
                   6.25% (FGIC
                   INS)/(Original
                   Issue Yield:
                   6.40%), 1/1/2012      AAA     $  1,087,200
     645,000      Houma, LA, Utility
                   Revenue Refunding
                   Bonds, 5.80%
                   (FGIC INS)/(Original Issue Yield:
                   5.90%), 1/1/2003      AAA          692,111
   1,000,000      Jefferson Parish
                   LA Hospital
                   Service District
                   No. 2, Hospital
                   Revenue Bonds,
                   5.50% (MBIA
                   INS)/(Original
                   Issue Yield:
                   5.924%), 7/1/2008     AAA        1,061,890
   1,000,000      Jefferson Parish
                   LA Hospital
                   Service District
                   No. 2, Refunding
                   Revenue Bonds,
                   5.75% (MBIA
                   INS)/(Original
                   Issue Yield:
                   6.05%), 7/1/2016      AAA        1,046,180
   2,000,000      Jefferson Parish,
                   LA Home Mortgage
                   Authority,
                   Refunding Revenue
                   Bond (Series A),
                   6.15% (Federal
                   National Mortgage
                   Association and
                   GNMA COLs),
                   6/1/2028              AAA        2,117,160

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  500,000      Jefferson Parish,
                   LA Home Mortgage
                   Authority,
                   Revenue Bonds,
                   5.85% (FNMA and
                   GNMA LOCs),
                   12/1/2028             AAA     $    519,355
     500,000      Jefferson Parish,
                   LA School Board,
                   Revenue Bonds,
                   5.00% (AMBAC
                   INS), 2/1/2008        AAA          519,415
   1,000,000      Jefferson Parish,
                   LA, Drain Sales
                   Tax Revenue Bond,
                   6.50% (AMBAC
                   INS)/(Original
                   Issue Yield:
                   6.753%),
                   11/1/2011             AAA        1,084,470
     170,000      Jefferson, LA
                   Housing
                   Development
                   Corp.,
                   Multifamily
                   Revenue Refunding
                   Bonds (Series A),
                   7.375% (Concordia
                   Project)/(Federal
                   National Mortgage
                   Association
                   COL)/(Original
                   Issue Yield:
                   7.544%), 8/1/2005     AAA          183,245
     500,000      Lafayette, LA
                   Public Power
                   Authority,
                   Refunding Revenue
                   Bonds, 5.50%
                   (AMBAC INS),
                   11/1/2010             AAA          520,705
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  500,000      Lafayette, LA
                   Public Power
                   Authority,
                   Refunding Revenue
                   Bonds, 5.50%
                   (AMBAC INS),
                   11/1/2011             AAA     $    518,685
     260,000      Lafayette, LA
                   Public Power
                   Authority,
                   Refunding Revenue
                   Bonds, 5.50%
                   (AMBAC INS),
                   11/1/2012             AAA          268,801
      50,000      Lafayette, LA
                   Public Power
                   Authority,
                   Revenue Refunding
                   Bonds, 5.25%
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   5.35%), 11/1/2009     AAA           52,112
     150,000      Lafayette, LA
                   Public Power
                   Authority,
                   Revenue Refunding
                   Bonds, 5.40%
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   5.55%), 11/1/2008     AAA          156,689
     150,000      Lafayette, LA
                   Public Power
                   Authority,
                   Revenue Refunding
                   Bonds, 5.50%
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   5.65%), 11/1/2009     AAA          156,897

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  250,000      Lafayette, LA,
                   Public
                   Improvement Sales
                   Tax Revenue
                   Bonds, 5.50%
                   (FGIC INS)/(Original Issue Yield:
                   5.60%), 3/1/2009      AAA     $    263,813
   1,000,000      Lafourche Parish,
                   LA Consolidated
                   School District
                   No. 1 , GO UT,
                   5.00%, 2/1/2016       AAA          995,280
   1,650,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds
                   (Series A), 6.10%
                   (Woodward Wright
                   Apartments
                   Project)/(GNMA
                   COL), 12/20/2018      Aaa        1,720,554
     350,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds,
                   5.85% (Woodward
                   Wright Apartments
                   Project)/(GNMA
                   COL), 12/20/2008      Aaa          366,254
   1,000,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds,
                   6.20% (Woodward
                   Wright Apartments
                   Project)/(GNMA
                   COL), 6/20/2028       Aaa        1,042,590
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $1,000,000      Louisiana HFA,
                   Revenue Bond,
                   7.10% (Villa
                   Maria Retirement
                   Center)/(GNMA
                   COL), 1/20/2035       AAA     $  1,075,590
     565,000      Louisiana HFA, SFM
                   Revenue Bonds
                   (Series A-2),
                   6.55%, 12/1/2026      Aaa          601,635
     145,000      Louisiana Health
                   Care Authority,
                   Certificate
                   Participation
                   Bonds, 5.95%
                   (Lallie Kemp
                   Regional Medical
                   Center)/(Societe
                   Generale, New
                   York INV)/
                   (Original Issue
                   Yield: 6.00%),
                   12/1/1999             AAA          145,800
     500,000      Louisiana PFA,
                   Hospital Revenue
                   Bonds, 5.70%
                   (Woman's Hospital
                   Foundation)/
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.80%),
                   10/1/2008             AAA          539,850
     995,000      Louisiana PFA,
                   Hospital Revenue
                   Crossover
                   Refunding Bonds
                   (Series C), 6.30%
                   (Our Lady of Lake
                   Regional)/ (MBIA
                   INS)/
                   (Original Issue
                   Yield: 6.375%),
                   12/1/2016             AAA        1,075,605

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  500,000      Louisiana PFA,
                   Hospital Revenue Refunding Bonds, 6.40% (Lafayette General
                   Medical Center Project)/(FSA INS)/(Original Issue Yield:
                   6.53%), 10/1/2012     AAA     $    547,160
   2,045,000      Louisiana PFA,
                   Multifamily
                   Housing Revenue
                   Bonds (Series A),
                   7.50% (Federal
                   Home Loan
                   Mortgage Corp.
                   COL), 6/1/2021        AAA        2,216,637
   1,000,000      Louisiana PFA,
                   Refunding Revenue
                   Bonds, 5.00%
                   (Original Issue
                   Yield: 5.30%),
                   2/1/2028              AAA          968,300
   2,000,000      Louisiana PFA,
                   Refunding Revenue
                   Bonds, 5.75%
                   (Alton Ochsner
                   Medical
                   Foundation)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.636%),
                   5/15/2011             AAA        2,109,020
   1,000,000      Louisiana PFA,
                   Revenue Bond,
                   5.25% (Xavier
                   University of LA
                   Project)/(MBIA
                   LOC), 9/1/2027        AAA        1,005,140
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  750,000      Louisiana PFA,
                   Revenue Bond,
                   6.00% (General
                   Health, Inc.)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.15%),
                   11/1/2012             AAA     $    815,745
     500,000      Louisiana PFA,
                   Revenue Bonds,
                   5.10% (Tulane
                   University)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.27%),
                   11/15/2021            AAA          494,535
     500,000      Louisiana PFA,
                   Revenue Bonds, 5.875% (Our Lady of Lourdes Regional Medical
                   Center)/(MBIA INS)/(Original Issue Yield:
                   5.95%), 2/1/2002      AAA          531,505
     425,000      Louisiana PFA,
                   Revenue Bonds, 6.00% (Our Lady of Lourdes Regional Medical
                   Center)/(MBIA INS)/(Original Issue Yield:
                   6.05%), 2/1/2003      AAA          458,324
   1,890,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds (Series A),
                   6.75% (Bethany
                   Home
                   Project)/(FHA
                   LOC), 8/1/2025        AAA        2,024,474

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  350,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds (Series B),
                   6.50% (Alton
                   Ochsner Medical
                   Foundation)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.743%),
                   5/15/2022             AAA     $    381,962
      50,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds, 4.25%
                   (Jefferson Parish
                   Eastbank)/
                   (FGIC INS)/
                   (Original Issue
                   Yield: 4.40%),
                   8/1/2000              AAA           50,435
   1,000,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds, 5.45%
                   (AMBAC INS)/(Original Issue Yield:
                   5.45%), 2/1/2013      NR         1,038,490
     830,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds, 6.20%
                   (Guaranteed
                   Student Loans),
                   3/1/2001              Aaa          871,815
     750,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds, 7.70%
                   (Jefferson Parish
                   Eastbank)/
                   (FGIC INS)/
                   (Original Issue
                   Yield: 7.747%),
                   8/1/2010              AAA          799,553
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  385,000      Louisiana PFA,
                   Student Loan
                   Refunding Revenue
                   Bonds (Series
                   A-2), 6.75%
                   (Student Loans
                   GTD), 9/1/2006        NR      $    408,527
     355,000      Louisiana PFA,
                   Student
                   Opportunity Loans
                   Revenue Bonds
                   (Series A), 6.80%
                   (FSA INS),
                   1/1/2006              AAA          379,076
     350,000      Louisiana PFA,
                   Student
                   Opportunity Loans
                   Revenue Bonds
                   (Series A), 6.85%
                   (FSA COL),
                   1/1/2009              AAA          373,328
     500,000      Louisiana Stadium
                   and Expo
                   District, Hotel
                   Occupancy Tax and
                   Stadium Revenue
                   Refunding Bonds
                   (Series A), 6.00%
                   (FGIC INS),
                   7/1/2016              AAA          540,705
   2,155,000      Louisiana Stadium
                   and Expo
                   District, Hotel
                   Occupancy Tax and
                   Revenue Refunding
                   Bonds (Series A),
                   6.00% (FGIC INS)/
                   (Original Issue
                   Yield: 6.10%),
                   7/1/2024              AAA        2,330,439
   3,500,000      Louisiana Stadium
                   and Expo
                   District, Revenue
                   Bonds, 5.75%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.85%),
                   7/1/2026              AAA        3,727,220

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  550,000      Louisiana State
                   Energy & Power
                   Authority,
                   Revenue Refunding
                   Bonds, 6.00%
                   (Rodemacher
                   Unit No. 2
                   Project)/  (FGIC
                   INS)/  (Original
                   Issue Yield:
                   6.962%), 1/1/2013     AAA     $    575,498
   5,000,000      Louisiana State
                   University and
                   Agricultural and
                   Mechanical
                   College, Revenue
                   Bonds, 5.50%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.80%),
                   7/1/2026              AAA        5,158,850
   1,565,000      Louisiana State
                   University and
                   Agricultural and
                   Mechanical
                   College, Revenue
                   Bonds, 5.75%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 6.043%),
                   7/1/2014              AAA        1,679,229
     420,000      Louisiana State,
                   (Series A), 6.70%
                   (MBIA INS)/
                   (United States
                   Treasury PRF)/
                   (Original Issue
                   Yield: 6.80%),
                   8/1/1998              NR           425,620
      80,000      Louisiana State,
                   (Series A), 6.70%
                   (Original Issue
                   Yield: 6.80%),
                   8/1/1998              NR            80,997
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $   20,000      Louisiana State,
                   GO UT Bond
                   (Series A), 6.25%
                   (Original Issue
                   Yield: 6.50%),
                   8/1/1999              AAA     $     20,440
      30,000      Louisiana State,
                   GO UT Bonds
                   (Series A), 6.25%
                   (Original Issue
                   Yield: 6.50%),
                   8/1/1999              AAA           31,052
     220,000      Louisiana State,
                   GO UT Refunding Bonds, 5.375% (MBIA INS)/(Original Issue
                   Yield:
                   5.50%), 8/1/2005      AAA          234,751
      25,000      Louisiana State,
                   GO UT, 4.60%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 4.70%),
                   8/1/1998              AAA           25,111
     775,000      Louisiana State,
                   GO UT, 5.125%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.30%),
                   4/15/2009             AAA          810,100
     250,000      Louisiana State,
                   GO UT, 6.30%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.35%),
                   5/1/2004              AAA          274,010
     400,000      Louisiana State,
                   Gas and Fuel Tax
                   Revenue Bonds
                   (Series A), 7.25%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 7.45%),
                   11/15/2004            AAA          429,900

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  250,000      Monroe, LA School
                   District, Special
                   School District,
                   GO UT Bonds,
                   5.35% (FGIC INS)/
                   (Original Issue
                   Yield: 5.75%),
                   3/1/2009              AAA     $    261,890
     525,000      Monroe-Brentwood,
                   LA Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Mortgage
                   Revenue Refunding
                   Bonds, 6.50%
                   (Federal National
                   Mortgage
                   Association COL),
                   2/1/2010              Aaa          543,984
   1,020,000      Monroe-Brentwood,
                   LA Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Mortgage
                   Revenue Refunding
                   Bonds, 6.70%
                   (Federal National
                   Mortgage
                   Association COL),
                   8/1/2021              Aaa        1,054,180
   2,000,000      New Orleans, LA
                   Audubon Park, GO
                   LT Bonds, 6.00%
                   (FGIC INS)/(Original Issue Yield:
                   6.25%), 10/1/2013     AAA        2,167,640
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $1,250,000      New Orleans, LA
                   Home Mortgage
                   Authority, SFM
                   Revenue Bonds
                   (Series A), 6.65%
                   (GNMA COL),
                   9/1/2008              Aaa     $  1,324,000
     100,000      New Orleans, LA
                   Home Mortgage
                   Authority, Single
                   Family Mortgage
                   Revenue Bonds,
                   5.35% (Federal
                   National Mortgage
                   Association and
                   Government
                   National Mortgage
                   Association
                   COLs), 12/1/2020      Aaa          101,752
   1,000,000      New Orleans, LA
                   Home Mortgage
                   Authority,
                   Special
                   Obligation
                   Revenue Bonds,
                   6.25% (United
                   States Treasury
                   COL)/(Original
                   Issue Yield:
                   6.517%),
                   1/15/2011             AAA        1,128,800
     200,000      New Orleans, LA
                   Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Refunding
                   Revenue Bonds,
                   7.375% (Federal
                   National Mortgage
                   Association
                   COL)/(Original
                   Issue Yield:
                   7.544%), 8/1/2005     AAA          216,528

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  930,000      New Orleans, LA
                   Housing Development Corp., Multifamily Housing Revenue Bonds,
                   7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield:
                   7.544%), 8/1/2005     AAA     $  1,002,661
   1,900,000      New Orleans, LA,
                   GO Refunding
                   Bond, 6.20%
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 6.30%),
                   10/1/2021             AAA        2,102,502
   4,750,000      New Orleans, LA,
                   GO UT Capital
                   Appreciation
                   Bonds (AMBAC
                   INS)/(Original
                   Issue Yield:
                   7.10%), 9/1/2013      AAA        2,234,970
     825,000      New Orleans, LA,
                   GO UT Refunding Bonds, 5.20% (AMBAC INS)/(Original Issue
                   Yield:
                   5.30%), 10/1/2004     AAA          867,207
     980,000      New Orleans, LA,
                   GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue
                   Yield:
                   6.00%), 10/1/2011     AAA        1,063,594
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $    6,000      New Orleans, LA,
                   GO UT Refunding
                   Bonds, 7.30%
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   7.35%), 12/1/2001     AAA     $      6,679
   2,000,000      New Orleans, LA,
                   GO UT, 7.70% (BIG
                   and FSA INSs),
                   10/1/1998             NR         2,048,280
     500,000       Orleans Parish, LA Parishwide School District, GO UT, 5.125%
                   (MBIA INS)/ (Original Issue Yield:
                   5.35%), 9/1/2021      Aaa          498,035
     750,000      Orleans Parish, LA
                   School Board,
                   Revenue Refunding
                   Bonds, 6.00%
                   (MBIA INS),
                   12/1/2006             AAA          841,035
   1,000,000      Orleans, LA Levee
                   District,
                   Refunding Revenue
                   Bonds (Series A),
                   5.95% (FSA INS)/
                   (Original Issue
                   Yield: 6.039%),
                   11/1/2014             AAA        1,095,560
   1,000,000      Ouachita Parish,
                   LA West Ouachita
                   Parish School
                   District, Series
                   A GO UT Refunding
                   Bonds, 6.20% (FSA
                   INS), 3/1/2000        AAA        1,045,730
     300,000       Plaquemines Parish LA, GO UT Refunding Bonds, 6.50% (AMBAC
                   INS)/ (Original Issue Yield:
                   6.65%), 8/1/2008      AAA          327,510

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $1,000,000      Regional
                   Transportation
                   Authority, Sales
                   Tax Revenue
                   Bonds, 6.50%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 6.673%),
                   12/1/2008             AAA     $  1,098,110
     750,000      Shreveport, LA,
                   Revenue Bonds
                   (Series A),
                   5.375% (FSA INS),
                   1/1/2028              AAA          750,923
   1,500,000      Shreveport, LA,
                   Revenue Bonds
                   (Series B),
                   5.375% (FSA INS),
                   1/1/2024              AAA        1,500,540
     750,000      Shreveport, LA,
                   Water & Sewer,
                   Revenue Bonds
                   (Series A), 5.95%
                   (FGIC LOC),
                   12/1/2014             AAA          822,428
   1,485,000      St. Charles
                   Parish, LA
                   Consolidated
                   Waterworks and
                   Wastewater
                   District No. 1,
                   Utility Revenue
                   Refunding Bonds,
                   7.15% (MBIA INS),
                   7/1/ 2016             AAA        1,642,158
   1,000,000      St. Charles
                   Parish, LA Public
                   Improvement, UT
                   GO Refunding
                   Bonds (Series ST-
                   96), 5.25%
                   (Original Issue
                   Yield: 5.45%),
                   12/1/2009             AAA        1,052,320
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $  500,000      St. Charles
                   Parish, LA,
                   Environmental
                   Improvement
                   Revenue Bonds,
                   5.95% (LA Power &
                   Light
                   Company)/(FSA
                   INS)/(Original
                   Issue Yield:
                   5.986%),
                   12/1/2023             AAA     $    534,380
   1,000,000      St. Charles
                   Parish, LA, Solid
                   Waste Disposal
                   Revenue Bonds,
                   7.00% (LA Power &
                   Light Company)/
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 7.04%),
                   12/1/2022             AAA        1,120,780
     350,000      St. Landry Parish,
                   LA Consolidated
                   School District
                   No. 1, GO UT
                   Bonds, 6.10%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.60%),
                   5/1/2008              AAA          371,651
     400,000      St. Tammany
                   Parish, LA
                   Hospital Service
                   District No. 2,
                   Hospital Revenue
                   Refunding Bonds,
                   6.125% (Connie
                   Lee INS)/
                   (Original Issue
                   Yield: 6.315%),
                   10/1/2011             AAA          442,488


(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $1,000,000      St. Tammany
                   Parish, LA
                   Hospital Service
                   District No. 2,
                   Revenue Bonds,
                   6.25% (Connie Lee
                   LOC)/ (Original
                   Issue Yield:
                   6.40%), 10/1/2014     AAA     $  1,104,690
     500,000      St. Tammany
                   Parish, LA Wide
                   School District
                   No. 12, GO UT
                   Bonds, 5.375%
                   (FSA INS),
                   3/1/2013              AAA          517,250
     500,000      State Colleges &
                   Universities, LA,
                   Revenue Bonds,
                   5.65% (University
                   of Southwestern,
                   LA)/(MBIA INS),
                   9/1/2026              AAA          525,500
      25,000      Tangipahoa Parish,
                   LA Hospital
                   Service District
                   No. 1, Revenue
                   Refunding Bonds,
                   6.90% (AMBAC
                   INS)/(United
                   States Treasury
                   PRF), 2/1/1998
                   (@100)                AAA           25,000
     130,000      Terrebonne Parish
                   LA Hospital
                   Service District
                   No.1, No. 1,
                   Refunding Revenue
                   Bonds, 7.50%
                   (Terrebonne
                   General Medical
                   Center)(BIG INS)
                   (Original Issue
                   Yield: 7.649%),
                   4/1/2008              AAA          133,039
  ----------

  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
  $1,200,000      Terrebonne Parish
                   LA Hospital
                   Service District
                   No.1, Revenue
                   Refunding Bonds,
                   7.50% (Terrebonne
                   General Medical
                   Center)(BIG
                   LOC)/(Original
                   Issue Yield:
                   7.745%), 4/1/2015     AAA     $  1,227,864
     170,000      Terrebonne Parish
                   LA Hospital
                   Service District
                   No.1, Service
                   District No. 1,
                   Hospital Revenue
                   Refunding Bonds,
                   7.40% (Terrebonne
                   General Medical
                   Center)/(BIG
                   INS)/(Original
                   Issue Yield:
                   7.50%), 4/1/2003      AAA          173,959
                                                 ------------
                  Total                            96,703,109
                                                 ------------
                  PUERTO RICO--0.7%
     600,000      Puerto Rico
                   Municipal Finance
                   Agency, Revenue
                   Bonds (Series A),
                   6.00% (FSA INS)/
                   (Original Issue
                   Yield: 6.30%),
                   7/1/2014              AAA          654,894
                                                 ------------

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(D)     VALUE
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
                  TEXAS--0.3%
  $    5,000      Austin, TX,
                   Electric
                   Waterworks &
                   Sewer System
                   Revenue Bonds,
                   6.60%, 10/1/2001      AAA     $      5,191
      50,000      Gulf Coast, TX
                   Water Authority,
                   Revenue Refunding
                   Bonds, 6.40%
                   (AMBAC INS),
                   7/10/2003             AAA           54,334
     100,000      Texas Municipal
                   Power Agency,
                   Revenue Refunding
                   Bonds, 5.60%
                   (MBIA
                   INS)/(Original
                   Issue Yield:
                   5.80%), 9/1/2001      AAA          105,226
     100,000      Texas Municipal
                   Power Agency,
                   Revenue Refunding
                   Bonds, 5.75%
                   (MBIA
                   INS)/(Original
                   Issue Yield:
                   5.90%), 9/1/2002      AAA          106,987
                                                 ------------
                  Total                               271,738
                                                 ------------
                  TOTAL LONG-TERM
                   MUNICIPALS
                   (IDENTIFIED COST
                   $92,944,924)                    99,295,571
                                                 ------------
                  MUTUAL FUND--0.1%
     102,077      Dreyfus Tax Exempt
                   Cash Management
                   (AT NET ASSET
                   VALUE)                             102,077
                                                 ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $93,047,001)                  $ 99,397,648
                                                 ============

TOTAL RETURN BOND FUND

  ----------
  PRINCIPAL
    AMOUNT                                        VALUE
                  CORPORATE BONDS/ ASSET
                   BACKED SECURITIES--26.3%
                  Automobile--1.5%
  $1,000,000      Ford Capital BV, Deb.,
                   10.125%, 11/15/2000         $  1,100,650
                                               ------------
                  Banking--2.1%
   1,500,000      Swiss Bank Corp. New York,
                   Sub. Note, 7.25%,
                   9/1/2006                       1,586,397
                                               ------------
                  Consumer Durables--2.8%
   2,000,000      Ford Motor Co., Note,
                   7.25%, 10/1/2008               2,136,940
                                               ------------
                  Consumer Non-
                   Durables--2.0%
   1,500,000      Nabisco, Inc., Note,
                   6.375%, 2/1/2035               1,489,215
                                               ------------
                  Finance--4.1%
   1,250,000      American Express Co., Sr.
                   Unsub., 6.75%, 6/23/2004       1,289,862
     750,000      American General Finance
                   Corp., Note, 8.00%,
                   2/15/2000                        777,765
   1,000,000      BankAmerica Corp., Sub.
                   Note, 7.50%, 10/15/2002        1,055,730
                                               ------------
                  Total                           3,123,357
                                               ------------
                  Finance--Retail--2.5%
     399,446      CIT Manf. Housing Tr.
                   Corp. 1993-1, Class A2,
                   5.75%, 6/15/2018                 398,284
     500,000      Discover Card Trust
                   1993-A, Class A, 6.25%,
                   8/16/2000                        499,608
   1,000,000      Signet Credit Card Master
                   Trust 1993-1, Class A,
                   5.20%, 2/15/2002                 996,435
                                               ------------
                  Total                           1,894,327
                                               ------------
                  Finance-Insurance--2.8%
   2,000,000      Old Republic International
                   Corp., Deb., 7.00%,
                   6/15/2007                      2,081,860
                                               ------------

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL
    AMOUNT                                        VALUE
                  CORPORATE BONDS/ASSET
                   BACKED
                   SECURITIES-(cont'd)
                  Process Industries--1.3%
  $1,000,000      Du Pont (E.I.) de Nemours
                   & Co., Note, 6.50%,
                   9/1/2002                    $  1,020,660
                                               ------------
                  Retail Trade--4.2%
   3,000,000      Dayton-Hudson Corp., Note,
                   7.50%, 7/15/2006               3,209,580
                                               ------------
                  Utilities--3.0%
   2,000,000      K N Energy, Inc., Deb.,
                   9.625%, 8/1/2021               2,244,800
                                               ------------
                  TOTAL CORPORATE
                   BONDS/ASSET-BACKED
                   SECURITIES (IDENTIFIED
                   COST $19,276,541)             19,887,786
                                               ------------
                  CORPORATE NOTE--1.3%
                  Utilities--1.3%
   1,000,000      General Electric Capital
                   Corp., Medium Term Note,
                   Series A, 6.15%,
                   11/5/2001 (identified
                   cost $1,000,000)               1,008,430
                                               ------------
                  GOVERNMENT AGENCIES--17.1%
                  Federated Home loan
                   Bank--0.8%
     550,000      7.01%, 6/14/2006                  588,989
                                               ------------
                  Federal Home Loan Mortgage
                   Corp. 30-Year Gold--1.3%
     986,208      Series 1024, 9.00%,
                   11/15/2005                       995,241
                                               ------------
                  (e)Federal National
                   Mortgage Association
                   30-Year Seasoned--0.1%
       9,293      Pool 1804, 11.00%,
                   4/1/2011                          10,251
       7,329      Pool 34138, 11.00%,
                   4/1/2010                           8,153
       4,571      Pool 76204, 11.00%,
                   6/1/2019                           5,186
      14,257      Pool 85131, 11.00%,
                   5/1/2017                          16,173
                                               ------------
                  Total                              39,763
                                               ------------
  ----------

  PRINCIPAL
    AMOUNT                                        VALUE
                  GOVERNMENT
                   AGENCIES-(cont'd)
                  (e)Government National
                   Mortgage Association
                   15-Year--1.2%
  $  861,713      Pool 420153, 7.00%,
                   9/15/2010                   $    880,024
                                               ------------
                  (e)Government National
                   Mortgage Association
                   30-Year--13.7%
     407,500      Pool 345031, 7.00%,
                   10/15/2023                       413,995
     451,979      Pool 345090, 7.00%,
                   11/15/2023                       458,334
     219,444      Pool 360772, 7.00%,
                   2/15/2024                        222,942
     478,364      Pool 302101, 7.00%,
                   6/15/2024                        485,089
     540,233      Pool 382074, 7.00%,
                   9/15/2025                        546,818
     169,638      Pool 404653, 7.00%,
                   9/15/2025                        171,706
     462,425      Pool 408884, 7.00%,
                   9/15/2025                        468,062
     670,506      Pool 410108, 7.00%,
                   9/15/2025                        679,518
     282,254      Pool 410786, 7.00%,
                   9/15/2025                        285,695
     464,985      Pool 415865, 7.00%,
                   9/15/2025                        470,653
   1,197,099      Pool 418781, 7.00%,
                   9/15/2025                      1,211,692
   1,400,147      Pool 420157, 7.00%,
                   10/15/2025                     1,417,215
      25,000      Pool 453533, 7.50%,
                   1/15/1999                         25,108
   1,035,129      Pool 415427, 7.50%,
                   8/15/2025                      1,065,676
     163,998      Pool 168511, 8.00%,
                   7/15/2016                        172,659
     140,995      Pool 174673, 8.00%,
                   8/15/2016                        148,441
      60,399      Pool 177145, 8.00%,
                   1/15/2017                         63,589
     103,479      Pool 212660, 8.00%,
                   4/15/2017                        108,943
     113,556      Pool 212047, 8.00%,
                   5/15/2017                        119,553

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL
    AMOUNT                                        VALUE
                  GOVERNMENT
                   AGENCIES-(cont'd)
  $  138,936      Pool 217533, 8.00%,
                   5/15/2017                   $    146,273
     190,298      Pool 216950, 8.00%,
                   6/15/2017                        200,348
       9,422      Pool 188080, 8.00%,
                   9/15/2018                          9,919
     152,153      Pool 302697, 8.00%,
                   4/15/2021                        159,286
     109,295      Pool 227430, 9.00%,
                   8/15/2019                        118,209
      73,710      Pool 279629, 9.00%,
                   10/15/2019                        79,722
      59,177      Pool 283261, 9.00%,
                   11/15/2019                        64,078
     141,710      Pool 287853, 9.00%,
                   4/15/2020                        153,268
      22,162      Pool 288967, 9.00%,
                   4/15/2020                         23,997
      89,954      Pool 289082, 9.00%,
                   4/15/2020                         97,403
     116,173      Pool 288994, 9.00%,
                   5/15/2020                        125,648
      60,497      Pool 291100, 9.00%,
                   5/15/2020                         65,431
     113,547      Pool 147875, 10.00%,
                   3/15/2016                        126,002
      77,183      Pool 253449, 10.00%,
                   10/15/2018                        85,601
      86,939      Pool 278300, 10.00%,
                   7/15/2019                         96,366
      78,646      Pool 279619, 10.00%,
                   9/15/2019                         87,199
      35,395      Pool 288052, 10.00%,
                   7/15/2020                         39,233
      58,701      Pool 288570, 10.00%,
                   8/15/2020                         65,067
      31,870      Pool 225725, 10.00%,
                   9/15/2020                         35,326
      73,026      Pool 292364, 10.00%,
                   9/15/2020                         80,945
      15,161      Pool 296315, 10.00%,
                   9/15/2020                         16,805
                                               ------------
                  Total                          10,411,814
                                               ------------
                  TOTAL GOVERNMENT AGENCIES
                   (IDENTIFIED COST
                   $12,678,873)                  12,915,831
                                               ------------
  ----------

  PRINCIPAL
    AMOUNT                                        VALUE
                  MUNICIPALS--2.7%
  $2,000,000      New Orleans, LA Aviation
                   Board, Revenue Bonds,
                   7.10% Bonds (AMBAC INS),
                   10/1/2027 (IDENTIFIED
                   COST $1,985,180)            $  2,058,900
                                               ------------
                  TREASURY SECURITIES--49.8%
                  U.S. Treasury Bonds--29.4%
   4,000,000      United States Treasury
                   Bond, 12.50%, 8/15/2014        6,185,560
   2,500,000      United States Treasury
                   Bond, 6.00%, 2/15/2026         2,505,400
   1,000,000      United States Treasury
                   Bond, 7.50%, 11/15/2016        1,170,060
  11,500,000      United States Treasury
                   Bond, 7.50%, 5/15/2002        12,302,930
                                               ------------
                  Total                          22,163,950
                                               ------------
                  U.S. Treasury Notes--20.4%
     200,000      United States Treasury
                   Note, 5.125%, 4/30/1998          199,948
   2,000,000      United States Treasury
                   Note, 5.50%, 1/31/2003         1,991,900
   5,000,000      United States Treasury
                   Note, 6.625%, 4/30/2002        5,185,200
     500,000      United States Treasury
                   Note, 7.00%, 7/15/2006           542,565
   5,000,000      United States Treasury
                   Note, 7.125%, 2/29/2000        5,146,700
   2,250,000      United States Treasury
                   Note, 7.875%, 11/15/1999       2,333,520
                                               ------------
                  Total                          15,399,833
                                               ------------
                  TOTAL TREASURY SECURITIES
                   (IDENTIFIED COST
                   $37,103,969)                  37,563,783
                                               ------------
                  (b)REPURCHASE
                   AGREEMENT--1.4%
   1,054,000      State Street Bank and
                   Trust Co., 5.56%, dated
                   2/27/1998, due 3/2/1998
                   (at amortized cost)            1,054,000
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $73,098,563)                $ 74,488,730
                                               ============

(See Notes to Portfolios of Investments)

U.S. GOVERNMENT INCOME FUND

  ----------
  PRINCIPAL
    AMOUNT                                         VALUE
                  LONG-TERM OBLIGA-
                   TIONS--99.9%
                  Asset-Backed
                   Securities--8.3%
  $1,250,000      American Express Credit Ac-
                   count Master Trust 1996-1,
                   6.800%, 12/15/2003           $ 1,283,781
   1,138,421      CIT Manf. Housing Tr. Corp.
                   1993-1, 5.750%, 6/15/2018      1,135,108
     500,000      Discover Card Master Trust I
                   1993-2, 5.400%, 11/16/2001       499,060
      20,106      Premier Auto Trust 1993-5,
                   4.220%, 3/2/1999                  20,039
   1,400,000      Sears Credit Account Master
                   Trust 1995-2, 8.100%,
                   6/15/2004                      1,456,742
     250,000      Sears Credit Account Master
                   Trust 1995-4, 6.250%,
                   1/15/2003                        250,813
     415,083      WFS Financial 1997-A Owner
                   Trust, 6.150%, 12/20/1999        415,573
                                                -----------
                  Total                           5,061,116
                                                -----------
                  Corporate Notes--1.6%
   1,000,000      General Electric Capital
                   Corp., 6.150%, 11/5/2001       1,008,430
                                                -----------
                  Federal Farm Credit
                   Bank--3.3%
   1,000,000      Federal Farm Credit System,
                   6.030%, 3/11/2002                996,300
   1,000,000      Federal Farm Credit System,
                   7.210%, 10/29/2007             1,005,496
                                                -----------
                  Total                           2,001,796
                                                -----------
                  Federal Home Loan Bank
                   PC--4.9%
   1,325,000      6.104%, 1/17/2001               1,325,928
     850,000      7.010%, 6/14/2006                 910,257
     205,000      7.555%, 2/27/2002                 218,202
     500,000      8.450%, 7/26/1999                 519,285
                                                -----------
                  Total                           2,973,672
                                                -----------
                  (e)Federal Home Loan
                   Mortgage Corporation
                   15 Year--0.9%
      61,362      8.750%, 1/1/2002                   63,165
     118,259      9.000%, 8/1/2001                  123,470
     159,756      9.250%, 6/1/2002                  164,798
      33,487      9.500%, 10/1/2001                  34,711
  ----------

  PRINCIPAL
    AMOUNT                                         VALUE
  $   62,593      9.500%, 10/1/2004             $    65,664
      87,808      9.500%, 12/1/2001                  92,116
                                                -----------
                  Total                             543,924
                                                -----------
                  (e)Federal Home Loan
                   Mortgage Corporation
                   30 Year--2.1%
     269,689      8.750%, 1/1/2011                  282,963
     279,316      8.750%, 2/1/2017                  295,550
      72,805      9.000%, 1/1/2017                   77,447
       8,199      9.000%, 10/1/2016                   8,768
      12,486      9.000%, 5/1/2018                   13,282
      60,313      9.000%, 6/1/2016                   64,497
       1,696      9.000%, 9/1/2016                    1,804
      70,524      9.500%, 10/1/2019                  75,680
      65,332      10.000%, 5/1/2014                  71,436
     251,983      10.000%, 6/1/2018                 275,528
       6,525      10.000%, 6/1/2020                   7,135
      56,665      10.000%, 6/1/2020                  61,960
      34,499      10.000%, 8/1/2019                  37,722
                                                -----------
                  Total                           1,273,772
                                                -----------
                  (e)Federal Home Loan
                   Mortgage Corporation
                   PC--14.5%
     500,000      6.000%, 10/15/2004                500,070
     740,453      6.100%, 6/15/2016                 738,342
   3,074,000      7.000%, 11/15/2005              3,179,715
     897,099      7.500%, 2/15/2003                 925,295
   1,558,000      7.500%, 9/15/2007               1,600,300
   1,000,000      7.500%, 9/15/2021               1,034,450
     637,820      9.000%, 6/15/2020                 656,476
     210,446      9.500%, 1/15/2005                 219,314
                                                -----------
                  Total                           8,853,962
                                                -----------
                  Federal Home Loan
                   Mortgage Corporation
                   Debentures--10.7%
   1,000,000      6.320%, 7/14/2000               1,000,620
   2,000,000      6.500%, 6/8/2000                2,005,340
   2,000,000      6.665%, 7/23/2002               2,009,780
   1,500,000      7.055%, 8/2/2001                1,524,090
                                                -----------
                  Total                           6,539,830
                                                -----------
                  (e)Federal National
                   Mortgage Association
                   REMIC--2.7%
     561,000      6.500%, 5/25/2023                 559,328
   1,000,000      7.500%, 3/25/2021               1,025,760
      78,347      9.400%, 7/25/2003                  82,120
                                                -----------
                  Total                           1,667,208
                                                -----------

(See Notes to Portfolios of Investments)

  ----------
  PRINCIPAL
    AMOUNT                                        VALUE
                  (e)Federal National
                   Mortgage Association
                   15 Year--0.1%
  $   43,291      10.750%, 1/1/2001             $    46,281
                                                -----------
                  (e) Federal National
                   Mortgage Association
                   30 Year--0.5%
     186,363      8.500%, 2/1/2011                  196,729
      74,913      9.500%, 8/1/2020                   80,875
                                                -----------
                  Total                             277,604
                                                -----------
                  Federal National Mortgage
                   Association Medium Term
                   Notes--10.4%
   1,000,000      6.560%, 11/26/2007              1,006,380
   2,000,000      6.860%, 4/24/2000               2,004,460
     500,000      7.000%, 4/20/2001                 501,080
   1,750,000      7.150%, 1/29/2007               1,806,172
   1,000,000      7.280%, 5/23/2007               1,042,430
                                                -----------
                  Total                           6,360,522
                                                -----------
                  (e)Government National
                   Mortgage Association 30
                   Year--15.8%
     666,478      7.500%, 10/15/2022                685,012
   1,350,594      7.500%, 3/15/2026               1,390,450
   1,789,289      8.000%, 1/15/2022               1,865,334
     895,017      8.000%, 11/15/2022                928,025
   1,782,636      8.000%, 4/15/2022               1,858,398
   1,872,470      8.000%, 8/15/2022               1,952,050
     453,720      8.500%, 2/20/2025                 479,382
     300,932      9.000%, 2/15/2020                 322,843
      59,579      9.500%, 6/15/2020                  64,978
     138,296      9.500%, 6/15/2020                 150,828
                                                -----------
                  Total                           9,697,300
                                                -----------
                  (e)Government National
                   Mortgage Association
                   POOL--0.9%
      77,735      7.000%, 11/15/2009                 79,387
     339,629      7.000%, 9/15/2010                 346,846
      46,264      9.500%, 7/15/2020                  50,457
      91,132      9.500%, 7/15/2020                  99,562
                                                -----------
                  Total                             576,252
                                                -----------
                  U.S. Treasury Bonds--14.2%
   1,000,000      United States Treasury Bond,
                   10.750%, 2/15/2003             1,218,960
  ----------

  PRINCIPAL
    AMOUNT                                         VALUE
  $1,800,000      United States Treasury Bond,
                   6.000%, 2/15/2026            $ 1,803,888
   2,400,000      United States Treasury Bond,
                   7.125%, 2/15/2023              2,748,192
   1,100,000      United States Treasury Bond,
                   7.250%, 8/15/2022              1,275,054
     500,000      United States Treasury Bond,
                   7.875%, 2/15/2021                615,770
     300,000      United States Treasury Bond,
                   8.500%, 2/15/2020                391,071
     500,000      United States Treasury Bond,
                   8.750%, 5/15/2020                667,770
                                                -----------
                  Total                           8,720,705
                                                -----------
                  U.S. Treasury Notes--9.0%
   1,500,000      United States Treasury Note,
                   6.250%, 2/15/2007              1,558,020
      32,000      United States Treasury Note,
                   6.375%, 7/15/1999                 32,349
     250,000      United States Treasury Note,
                   6.500%, 10/15/2006               263,343
   1,000,000      United States Treasury Note,
                   6.500%, 5/15/2005              1,049,140
     500,000      United States Treasury Note,
                   6.500%, 5/31/2002                516,460
     500,000      United States Treasury Note,
                   6.750%, 4/30/2000                511,955
     500,000      United States Treasury Note,
                   6.875%, 7/31/1999                508,880
   1,000,000      United States Treasury Note,
                   7.000%, 7/15/2006              1,085,130
                                                -----------
                  Total                           5,525,277
                                                -----------
                  TOTAL LONG-TERM
                   OBLIGATIONS (IDENTIFIED
                   COST $59,607,291)             61,127,651
                                                -----------
                  (b)REPURCHASE
                   AGREEMENT--1.2%
     758,000      State Street Bank and Trust
                   Co., 5.560%, dated
                   2/27/1998, due 3/2/1998          758,000
                                                -----------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $60,365,291)                 $61,885,651
                                                ===========

(See Notes to Portfolios of Investments)

CASH RESERVE FUND

  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   (f)COMMERCIAL PAPER--63.7%
                   Consumer Durables--3.2%
  $ 5,000,000      Toyota Motor Credit Corp.,
                    5.526%, 5/5/1998           $  4,950,618
                                               ------------
                   Consumer Non-
                    Durables--9.6%
    5,000,000      Coca-Cola Co., 5.448%,
                    4/9/1998                      4,970,804
    5,000,000      Colgate-Palmolive Co.,
                    5.475%, 3/5/1998              4,996,972
    5,000,000      Heinz (H.J.) Co., 5.486%,
                    4/20/ 1998                    4,962,222
                                               ------------
                   Total                         14,929,998
                                               ------------
                   Consumer Services--2.9%
    4,637,000      Disney (Walt) Co., 5.742%,
                    3/27/1998                     4,618,078
                                               ------------
                   Energy Minerals--3.2%
    5,000,000      Atlantic Richfield Co.,
                    5.546%, 3/25/1998             4,981,733
                                               ------------
                   Finance--12.8%
    5,000,000      CIESCO, L.P., 5.510%,
                    4/24/1998                     4,959,125
    5,000,000      Ford Motor Credit Corp.,
                    5.567%, 4/8/1998              4,971,025
    5,000,000      Norwest Corp., 5.539%,
                    4/24/1998                     4,958,825
    5,000,000      Paccar Financial Corp.,
                    5.793%, 3/4/1998              4,997,621
                                               ------------
                   Total                         19,886,596
                                               ------------
                   Finance--Commercial--9.6%
    5,000,000      CIT Group Holdings, Inc.,
                    5.426%, 4/27/1998             4,957,646
    5,000,000      Deere (John) Capital
                    Corp., 5.525%, 4/10/1998      4,969,611
    5,000,000      General Electric Capital
                    Corp., 5.538%, 6/3/1998       4,928,847
                                               ------------
                   Total                         14,856,104
                                               ------------
                   Finance--Retail--6.4%
    5,000,000      Beta Finance, Inc.,
                    5.767%, 3/2/1998              4,999,211
    5,000,000      Commercial Credit Co.,
                    5.495%, 4/29/1998             4,955,586
                                               ------------
                   Total                          9,954,797
                                               ------------
                   Food & Beverage--3.2%
    5,000,000      Cargill, Inc., 5.490%,
                    4/13/1998                     4,967,511
                                               ------------
  -----------

   PRINCIPAL
    AMOUNT                                        VALUE
                   Health Technology--3.2%
  $ 5,000,000      Abbott Laboratories,
                    5.453%, 3/4/1998           $  4,997,737
                                               ------------
                   Process Industries--3.2%
    5,000,000      Du Pont (E.I.) de Nemours
                    & Co., 5.463%, 4/20/1998      4,962,569
                                               ------------
                   Utilities--6.4%
    5,000,000      BellSouth
                    Telecommunications, Inc.,
                    5.457%, 4/9/1998              4,970,644
    5,000,000      South Carolina Electric
                    and Gas, 5.570%, 4/2/1998     4,975,378
                                               ------------
                   Total                          9,946,022
                                               ------------
                   TOTAL COMMERCIAL PAPER        99,051,763
                                               ------------
                   GOVERNMENT AGENCIES--5.1%
                   Finance--5.1%
    5,000,000      Federal National Mortgage
                    Association, 5.550%,
                    3/25/1998                     4,981,500
    3,000,000      Federal National Mortgage
                    Association, 5.370%,
                    6/5/1998                      2,957,040
                                               ------------
                   TOTAL GOVERNMENT AGENCIES      7,938,540
                                               ------------
                   TIME DEPOSITS--9.6%
                   Finance--9.6%
    5,000,000      ABN AMRO Bank N.V.,
                    Amsterdam, 5.650%,
                    4/1/1998                      5,000,000
    5,000,000      Deutsche Bank, AG, 5.760%,
                    3/10/1998                     5,000,000
    5,000,000      Societe Generale, Paris,
                    5.790%, 3/4/1998              5,000,000
                                               ------------
                   TOTAL TIME DEPOSITS           15,000,000
                                               ------------
                   (b)REPURCHASE
                    AGREEMENT--21.6%
   33,539,000      State Street Bank and
                    Trust Co., 5.560%, dated
                    2/27/1998, due 3/2/1998      33,539,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $155,529,303
                                               ============

(See Notes to Portfolios of Investments)

U.S. TREASURY MONEY MARKET FUND

  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   (g)U.S. TREASURY
                    BILLS--43.7%
  $ 3,000,000      5.296%, 3/26/1998           $  2,989,104
    5,000,000      5.470%, 4/16/1998              4,967,244
    7,000,000      5.207-5.340%, 4/2/1998         6,967,964
   12,000,000      5.181-5.410%, 4/23/1998       11,907,618
   17,000,000      5.170-5.346%, 4/30/1998       16,853,983
   10,000,000      5.170-5.355%, 5/28/1998        9,874,832
    5,000,000      5.233-5.234%, 5/7/1998         4,952,607
    7,000,000      5.201-5.306%, 6/25/1998        6,884,757
    5,000,000      5.280%, 6/4/1998               4,937,179
                                               ------------
                   TOTAL U.S. TREASURY BILLS     70,335,288
                                               ------------
                   U.S. TREASURY NOTES--16.2%
    3,000,000      5.125%, 3/31/1998              2,999,386
   15,000,000      5.125%, 4/30/1998             14,993,500
    3,000,000      5.875%, 4/30/1998              3,002,331
    5,000,000      6.125%, 3/31/1998              5,003,139
                                               ------------
                   TOTAL U.S. TREASURY NOTES     25,998,356
                                               ------------
                   (b)REPURCHASE
                    AGREEMENTS--46.3%
   38,000,000      Dean Witter Reynolds,
                    Inc., 5.610%, dated
                    2/27/1998, due 3/2/1998      38,000,000
   36,501,000      HSBC Securities, Inc.,
                    5.560%, dated 2/27/1998,
                    due 3/2/1998                 36,501,000
                                               ------------
                   TOTAL REPURCHASE
                    AGREEMENTS                   74,501,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $170,834,644
                                               ============

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) At February 28, 1998, 11.1% of the total investments at market value were subject to alternative minimum tax.

(d) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(e) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(f) Rate shown represents yield to maturity.

(g) These issues show the rate of discount at the time of purchase.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation BIG -- Bond Investors
Guaranty COL -- Collateralized FGIC -- Financial Guaranty Insurance Company FHA
-- Federal Housing Administration FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance GNMA -- Government National Mortgage
Association GO -- General Obligation GTD -- Guaranty HFA -- Housing Finance
Authority INS -- Insured LOC -- Letter of Credit LT -- Limited Tax MBIA --
Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PFA --
Public Facility Authority PRF -- Pre-Refunded REMIC -- Real Estate Mortgage
Investment Conduit SFM -- Single Family Mortgage UT -- Unlimited Tax

---------------------------------------------------------------------------------------------------------------
                                                    FOR FEDERAL TAX PURPOSES
---------------------------------------------------------------------------------------------------------------
                                                       NET
                                                    UNREALIZED      GROSS         GROSS
                                       COST OF     APPRECIATION   UNREALIZED    UNREALIZED
          TOWER MUTUAL FUNDS         INVESTMENTS   (DEPRECIATION) APPRECIATION DEPRECIATION   TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund         $205,794,063  $118,437,809  $119,208,735   $  770,926      $324,390,760
   Louisiana Municipal Income Fund     93,047,001     6,350,647     6,437,037       86,390       100,073,248
   Total Return Bond Fund              73,098,563     1,390,167     1,563,839      173,672        75,479,138
   U.S. Government Income Fund         60,365,291     1,520,360     1,575,964       55,604        61,199,691
   Cash Reserve Fund                  155,529,303            --            --           --       155,491,124
   U.S. Treasury Money Market Fund    170,834,644            --            --           --       160,832,960
---------------------------------------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES      TOWER MUTUAL FUNDS
                                          February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                     CAPITAL
                                                                APPRECIATION    LOUISIANA MUNICIPAL
                                                                    FUND            INCOME FUND
----------------------------------------------------------------------------------------------------
  ASSETS:
    Investments in repurchase agreements                        $  3,226,000        $         --
    Investments in securities                                    321,005,872          99,397,648
                                                                ------------        ------------
      Total investments in securities, at value                  324,231,872          99,397,648
    Cash                                                                  --                  --
    Income receivable                                                536,794           1,371,714
    Receivable for investments sold                                       --               1,467
    Receivable for shares sold                                       480,667              40,905
    Deferred organizational costs                                         --                  --
                                                                ------------        ------------
      Total assets                                               325,249,333         100,811,734
                                                                ------------        ------------
  LIABILITIES:
    Payable for investments purchased                                     --                  --
    Payable for shares redeemed                                       96,266              42,629
    Income distribution payable                                           --             287,293
    Payable to bank                                                  473,729             367,889
    Accrued expenses                                                 288,578              40,675
                                                                ------------        ------------
      Total liabilities                                              858,573             738,486
                                                                ------------        ------------
  NET ASSETS CONSIST OF:
    Paid in capital                                              188,158,708          93,352,198
    Net unrealized appreciation of investments                   118,437,809           6,350,647
    Accumulated net realized gain (loss) on investments           17,813,012             334,476
    Undistributed net investment income (Distributions in
      excess of net investment income)                               (18,769)             35,927
                                                                ------------        ------------
      Total Net Assets                                          $324,390,760        $100,073,248
                                                                ------------        ------------
  NET ASSETS:                                                   $316,070,974(1)     $100,073,248
                                                                ------------        ------------
                                                                $  8,319,786(2)               --
                                                                ------------        ------------
  SHARES OUTSTANDING                                              13,486,673(1)        8,776,127
                                                                     356,468(2)               --
                                                                ------------        ------------
      Total Shares Outstanding                                    13,843,141           8,776,127
                                                                ============        ============
  NET ASSET VALUE PER SHARE                                           $23.44(1)           $11.40
                                                                ------------        ------------
                                                                      $23.34(2)               --
                                                                ------------        ------------
  OFFERING PRICE PER SHARE*                                           $24.54(1)****       $11.75***
                                                                ------------        ------------
                                                                      $23.34(2)               --
                                                                ------------        ------------
  REDEMPTION PROCEEDS PER SHARE**                                     $23.44(1)           $11.40
                                                                ------------        ------------
                                                                      $22.06(2)*****          --
                                                                ------------        ------------
  Investments, at identified cost                               $205,794,063        $ 93,047,001
                                                                ============        ============
  Investments, at tax cost                                      $205,794,063        $ 93,047,001
                                                                ============        ============
----------------------------------------------------------------------------------------------------

(1) Represents Class A Shares of Capital Appreciation Fund. The other Funds do not have class designations.

(2) Represents Class B Shares of Capital Appreciation Fund. The other Funds do not have class designations.

  *    See "What Shares Cost" in the Prospectus.

  **   See "Redeeming Shares" in the Prospectus.

  ***  Computation of Offering Price: 100/97 of net asset value.

  ****  Computation of Offering Price: 100/95.50 of net asset value.

  ***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

  (See Notes which are an integral part of the Financial Statements)

   -----------------------------------------------------------------------------------------
       TOTAL RETURN         U.S. GOVERNMENT          CASH RESERVE          U.S. TREASURY
        BOND FUND             INCOME FUND                FUND            MONEY MARKET FUND
   -----------------------------------------------------------------------------------------
       $ 1,054,000            $   758,000            $ 33,539,000           $ 74,501,000
        73,434,730             61,127,651             121,990,303             96,333,644
       -----------            -----------            ------------           ------------
        74,488,730             61,885,651             155,529,303            170,834,644
                --                     --                 295,571                     --
         1,120,449                526,717                 188,257                531,076
             3,527                     --                      --                     --
                --                379,981                  76,855                 13,038
             8,179                     --                      --                  9,379
       -----------            -----------            ------------           ------------
        75,620,885             62,792,349             156,089,986            171,388,137
       -----------            -----------            ------------           ------------
                --                997,500                      --              4,967,244
             3,729                  2,581                      --                     --
           109,144                247,747                 552,825                576,381
             2,809                331,770                      --              4,941,757
            26,065                 13,060                  46,037                 69,795
       -----------            -----------            ------------           ------------
           141,747              1,592,658                 598,862             10,555,177
       -----------            -----------            ------------           ------------
        74,098,653             63,361,504             155,491,124            160,832,960
         1,390,167              1,520,360                      --                     --
           (17,295)            (3,658,935)                     --                     --
             7,613                (23,238)                     --                     --
       -----------            -----------            ------------           ------------
       $75,479,138            $61,199,691            $155,491,124           $160,832,960
       -----------            -----------            ------------           ------------
       $75,479,138            $61,199,691            $155,491,124           $160,832,960
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
         7,456,938              6,023,843             155,491,124            160,832,960
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
         7,456,938              6,023,843             155,491,124            160,832,960
       ===========            ===========            ============           ============
            $10.12                  $10.16                  $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
            $10.43***               $10.47***               $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
            $10.12                  $10.16                  $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
       $73,098,563            $60,365,291            $155,529,303           $170,834,644
       ===========            ===========            ============           ============
       $73,098,563            $60,365,291            $155,529,303           $170,834,644
       ===========            ===========            ============           ============
   -----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                 TOWER MUTUAL FUNDS
                                         Six Months Ended February 28, 1998
                                         (unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                    CAPITAL            LOUISIANA
                                                                 APPRECIATION          MUNICIPAL
                                                                     FUND             INCOME FUND
----------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Dividends                                                     $2,444,834          $       --
    Interest                                                          90,226           2,849,233
                                                                  ----------          ----------
      Total income                                                 2,535,060           2,849,233
                                                                  ----------          ----------
  EXPENSES:
    Investment advisory fee                                        1,131,216             226,208
    Administrative personnel and services fee                        178,119              59,371
    Custodian fees                                                    32,348              12,533
    Transfer and dividend disbursing agent fees and expenses          36,924              18,643
    Directors'/Trustees' fees                                          4,525               1,629
    Auditing fees                                                      8,507               6,335
    Legal fees                                                         4,163               2,896
    Portfolio accounting fees                                         50,137              28,779
    Distribution services fee                                        392,584(a)               --
    Shareholder services fee                                           7,756(b)               --
    Share registration costs                                          16,290              11,041
    Printing and postage                                               6,154               6,154
    Insurance premiums                                                 3,077               1,267
    Miscellaneous                                                      4,163               3,258
                                                                  ----------          ----------
      Total expenses                                               1,875,963             378,114
                                                                  ----------          ----------
  Waivers--
    Waiver of investment advisory fee                                     --             (40,215)
                                                                  ----------          ----------
  Net expenses                                                     1,875,963             337,899
                                                                  ----------          ----------
  Net investment income                                              659,097           2,511,334
                                                                  ----------          ----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                       22,658,509             565,081
    Net change in unrealized appreciation on investments          23,062,472           1,648,792
                                                                  ----------          ----------
  Net realized and unrealized gain (loss) on investments          45,720,981           2,213,873
                                                                  ----------          ----------
  Change in net assets resulting from operations                  $46,380,078         $4,725,207
                                                                  ==========          ==========
----------------------------------------------------------------------------------------------------

  (a) Represents distribution services fee of $369,316 and $23,268 for Class A Shares and Class B Shares, respectively.

  (b) Represents shareholder services fee for Class B Shares.

  (See Notes which are an integral part of the Financial Statements)

   -----------------------------------------------------------------------------------------
          TOTAL
       RETURN BOND          U.S. GOVERNMENT              CASH              U.S. TREASURY
           FUND               INCOME FUND            RESERVE FUND        MONEY MARKET FUND
   -----------------------------------------------------------------------------------------
        $       --             $       --             $       --             $       --
         2,524,658              2,037,381              4,881,765              4,227,071
        ----------             ----------             ----------             ----------
         2,524,658              2,037,381              4,881,765              4,227,071
        ----------             ----------             ----------             ----------
           253,442                134,034                346,500                312,040
            42,764                 35,182                102,209                 92,109
             9,052                  7,446                 19,805                 18,225
            16,833                 19,425                 18,281                 24,616
             2,172                    724                  3,439                  3,258
             6,154                  5,973                  8,869                  8,507
             2,715                  3,077                  3,982                  2,896
            21,720                 23,711                 24,073                 23,168
            90,515                     --                216,562                     --
                --                     --                     --                     --
             6,516                  5,797                  7,964                 11,403
             2,896                  7,421                  6,516                  5,611
               905                  1,448                  1,448                    905
             1,629                  1,991                  7,783                  5,611
        ----------             ----------             ----------             ----------
           457,313                246,229                767,431                508,349
        ----------             ----------             ----------             ----------
           (11,659)               (17,871)                    --                     --
        ----------             ----------             ----------             ----------
           445,654                228,358                767,431                508,349
        ----------             ----------             ----------             ----------
         2,079,004              1,809,023              4,114,334              3,718,722
        ----------             ----------             ----------             ----------
           390,193                233,583                     --                     --
           956,651                844,101                     --                     --
        ----------             ----------             ----------             ----------
         1,346,844              1,077,684                     --                     --
        ----------             ----------             ----------             ----------
        $3,425,848             $2,886,707             $4,114,334             $3,718,722
        ==========             ==========             ==========             ==========
   -----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS       TOWER MUTUAL FUNDS
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                              CAPITAL                  LOUISIANA MUNICIPAL
                                                         APPRECIATION FUND                 INCOME FUND
---------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                     SIX MONTHS
                                                        ENDED           YEAR           ENDED           YEAR
                                                    FEBRUARY 28,       ENDED       FEBRUARY 28,       ENDED
                                                        1998         AUGUST 31,        1998         AUGUST 31,
                                                     (UNAUDITED)        1997        (UNAUDITED)        1997
---------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
  OPERATIONS:
    Net investment income                           $     659,097   $  1,592,549   $  2,511,334    $  4,002,159
    Net realized gain (loss) on investments            22,658,509     26,519,341        565,081         774,842
    Net change in unrealized appreciation/
      depreciation                                     23,062,472     62,190,078      1,648,792       2,527,992
                                                    -------------   ------------   ------------    ------------
      Change in net assets resulting from
        operations                                     46,380,078     90,301,968      4,725,207       7,304,993
                                                    -------------   ------------   ------------    ------------
  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income         (667,439)(1)  (1,694,309)(1)   (2,494,634)      (4,058,449)
    Distributions from net realized gain on
      investments                                 (30,675,928)(2) (19,032,852)(2)     (460,469)        (220,394)
                                                    -------------   ------------   ------------    ------------
      Change in net assets from distributions to
        shareholders                                  (31,343,367)   (20,727,161)    (2,955,103)     (4,278,843)
                                                    -------------   ------------   ------------    ------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares                       24,351,367     27,841,991      3,187,328       5,399,903
    Proceeds from shares issued to shareholders in
      connection with the acquisition of the
      Common Trust Funds                                       --     57,075,362             --      36,590,980
    Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                         25,013,616     15,809,726      1,080,235       1,720,137
    Cost of shares redeemed                           (27,685,460)   (52,275,086)    (7,405,882)    (11,012,373)
                                                    -------------   ------------   ------------    ------------
      Change in net assets from share transactions     21,679,523     48,451,993     (3,138,319)     32,698,647
                                                    -------------   ------------   ------------    ------------
        Change in net assets                           36,716,234    118,026,800     (1,368,215)     35,724,797
  NET ASSETS:
    Beginning of period                               287,674,526    169,647,726    101,441,463      65,716,666
                                                    -------------   ------------   ------------    ------------
    End of period                                   $ 324,390,760   $287,674,526   $100,073,248    $101,441,463
                                                    =============   ============   ============    ============
  Undistributed net investment income
    (Distributions in excess of net investment
    income) included in net assets at end of
    period                                          $     (18,769)  $    (10,427)  $     35,927    $     19,227
                                                    =============   ============   ============    ============
  Net gain (loss) as computed for federal tax
    purposes                                        $  22,658,509   $ 26,519,341   $    565,081    $    774,842
                                                    =============   ============   ============    ============
--------------------------------------------------------------------------------

(1) Represents income distributions for Class A Shares only.

(2) Represents gain distributions of $30,066,368 and $609,560 for Class A Shares and Class B Shares, respectively.

  (See Notes which are an integral part of the Financial Statements)

----------------------------------------------------------------------------------------------------------------------------
          TOTAL RETURN                 U.S. GOVERNMENT                                                 U.S. TREASURY
            BOND FUND                    INCOME FUND                 CASH RESERVE FUND               MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                    SIX MONTHS                    SIX MONTHS                      SIX MONTHS
      ENDED           YEAR          ENDED           YEAR           ENDED           YEAR            ENDED           YEAR
   FEBRUARY 28,      ENDED       FEBRUARY 28,      ENDED       FEBRUARY 28,        ENDED       FEBRUARY 28,        ENDED
       1998        AUGUST 31,        1998        AUGUST 31,        1998         AUGUST 31,         1998         AUGUST 31,
   (UNAUDITED)        1997       (UNAUDITED)        1997        (UNAUDITED)        1997         (UNAUDITED)        1997
----------------------------------------------------------------------------------------------------------------------------
   $ 2,079,004    $ 4,188,597    $ 1,809,023    $ 2,667,853    $  4,114,334    $  7,825,771    $  3,718,722    $   7,203,624
       390,193        884,814        233,583       (369,915)             --              --              --               --
       956,651        978,557        844,101      1,353,086              --              --              --               --
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     3,425,848      6,051,968      2,886,707      3,651,024       4,114,334       7,825,771       3,718,722        7,203,624
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
    (2,073,105)    (4,245,320)    (1,802,456)    (2,738,780)     (4,114,334)     (7,825,771)     (3,718,722)      (7,203,624)
      (472,991)            --             --             --              --              --              --               --
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
    (2,546,096)    (4,245,320)    (1,802,456)    (2,738,780)     (4,114,334)     (7,825,771)     (3,718,722)      (7,203,624)
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     9,241,558     15,852,296      4,064,446     10,466,537     280,870,210     462,383,174     300,388,897      396,797,192
            --             --             --     21,368,846              --              --              --               --
     1,908,568      3,287,237        273,578        623,990         841,726       1,743,290       1,235,844        3,258,924
    (8,417,559)   (20,267,617)    (3,660,457)   (11,477,619)   (276,598,180)   (482,092,964)   (295,415,928)    (381,500,330)
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     2,732,567     (1,128,084)       677,567     20,981,754       5,113,756     (17,966,500)      6,208,813       18,555,786
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     3,612,319        678,564      1,761,818     21,893,998       5,113,756     (17,966,500)      6,208,813       18,555,786
    71,866,819     71,188,255     59,437,873     37,543,875     150,377,368     168,343,868     154,624,147      136,068,361
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
   $75,479,138    $71,866,819    $61,199,691    $59,437,873    $155,491,124    $150,377,368    $160,832,960    $ 154,624,147
   ===========    ============   ===========    ============   =============   =============   =============   =============
   $     7,613    $     1,714    $   (23,238)   $   (29,805)             --              --              --               --
   ===========    ============   ===========    ============   =============   =============   =============   =============
   $   390,193    $   840,675    $   233,583    $  (553,828)             --              --              --               --
   ===========    ============   ===========    ============   =============   =============   =============   =============
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                        NET                                                       DISTRIBUTIONS
                                         NET ASSET   INVESTMENT    NET REALIZED                  DISTRIBUTIONS       FROM NET
                                          VALUE,       INCOME     AND UNREALIZED   TOTAL FROM       FROM NET         REALIZED
              YEAR ENDED                 BEGINNING   (OPERATING   GAIN/(LOSS) ON   INVESTMENT      INVESTMENT        GAIN ON
              AUGUST 31,                 OF PERIOD     LOSS)       INVESTMENTS     OPERATIONS        INCOME        INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1993                                     $14.02        0.30            2.00           2.30          (0.30)           (1.42)
 1994                                     $14.60        0.23            0.36           0.59          (0.25)           (1.13)
 1995                                     $13.81        0.22            2.54           2.76          (0.21)           (0.27)
 1996                                     $16.09        0.19            2.62           2.81          (0.19)           (0.84)
 1997                                     $17.87        0.15            6.51           6.66          (0.16)           (1.99)
 1998(a)                                  $22.38        0.05            3.40           3.45          (0.05)           (2.34)
 CAPITAL APPRECIATION FUND--CLASS B
 1997(b)                                  $18.90       (0.01)(j)        3.48           3.47             --               --
 1998(a)                                  $22.32       (0.02)           3.38           3.36             --            (2.34)
 LOUISIANA MUNICIPAL INCOME FUND
 1993                                     $10.91        0.62            0.73           1.35          (0.62)           (0.04)
 1994                                     $11.60        0.59           (0.68)         (0.09)         (0.59)           (0.10)
 1995                                     $10.82        0.59            0.24           0.83          (0.58)           (0.08)
 1996                                     $10.99        0.60           (0.05)          0.55          (0.60)              --
 1997                                     $10.94        0.57            0.28           0.85          (0.58)              --
 1998(a)                                  $11.21        0.28            0.24           0.52          (0.28)           (0.05)
 TOTAL RETURN BOND FUND
 1993(c)                                  $10.00        0.56            0.48           1.04          (0.55)              --
 1994                                     $10.49        0.57           (0.83)         (0.26)         (0.57)           (0.02)
 1995                                     $ 9.64        0.56            0.39           0.95          (0.54)              --
 1996                                     $10.05        0.56           (0.27)          0.29          (0.57)              --
 1997                                     $ 9.77        0.60            0.23           0.83          (0.61)              --
 1998(a)                                  $ 9.99        0.29            0.20           0.49          (0.29)           (0.07)
 U.S. GOVERNMENT INCOME FUND
 1993                                     $10.75        0.74            0.12           0.86          (0.74)           (0.01)
 1994                                     $10.85        0.69           (0.89)         (0.20)         (0.69)           (0.04)
 1995                                     $ 9.92        0.71            0.20           0.91          (0.69)              --
 1996                                     $10.14        0.67           (0.30)          0.37          (0.69)              --
 1997                                     $ 9.82        0.62            0.18           0.80          (0.64)              --
 1998(a)                                  $ 9.98        0.30            0.18           0.48          (0.30)              --
 CASH RESERVE FUND
 1993                                     $ 1.00        0.02              --           0.02          (0.02)              --
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998(a)                                  $ 1.00        0.02              --           0.02          (0.02)              --
 U.S. TREASURY MONEY MARKET
 1993(d)                                  $ 1.00        0.002             --           0.002         (0.002)             --
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998(a)                                  $ 1.00        0.02              --           0.02          (0.02)              --
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------
                                         DISTRIBUTIONS
                                          IN EXCESS OF
                                              NET
              YEAR ENDED                   INVESTMENT
              AUGUST 31,                     INCOME
---------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHA
 1993                                           --
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
 CAPITAL APPRECIATION FUND--CLASS B
 1997(b)                                     (0.05)(h)
 1998(a)                                        --
 LOUISIANA MUNICIPAL INCOME FUND
 1993                                           --
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
 TOTAL RETURN BOND FUND
 1993(c)                                        --
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
 U.S. GOVERNMENT INCOME FUND
 1993                                        (0.01)(h)
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
 CASH RESERVE FUND
 1993                                           --
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
 U.S. TREASURY MONEY MARKET
 1993(d)                                        --
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998(a)                                        --
---------------------------------------------------------

(a) Six months ended February 28, 1998 (unaudited).

(b) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(c) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(d) Reflects operations for the period from July 19, 1993 (date of initial public investment) to August 31, 1993.

(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

------------------------------------------------------------------------------------------------------------------------
                                                RATIOS TO AVERAGE NET ASSETS
                                             ----------------------------------
                                                           NET
                                                        INVESTMENT
                  NET ASSET                               INCOME                   NET ASSETS,    PORTFOLIO    AVERAGE
    TOTAL          VALUE,         TOTAL                 (OPERATING    EXPENSE     END OF PERIOD   TURNOVER    COMMISSION
DISTRIBUTIONS   END OF PERIOD   RETURN (E)   EXPENSES     LOSS)      WAIVER (G)   (000 OMITTED)     RATE       PAID (I)
------------------------------------------------------------------------------------------------------------------------
    (1.72)         $14.60          17.89%      0.85%       2.10%        0.18%       $140,808         127%           --
    (1.38)         $13.81           4.27%      1.09%       1.67%          --        $139,081         118%           --
    (0.48)         $16.09          20.71%      1.25%       1.46%          --        $144,476          69%           --
    (1.03)         $17.87          18.03%      1.24%       1.08%          --        $169,648          69%      $0.0632
    (2.15)         $22.38          39.56%      1.24%       0.72%          --        $283,040          62%      $0.0700
    (2.39)         $23.44          16.46%      1.23%(f)    0.45%(f)       --        $316,071          31%      $0.0700
    (0.05)         $22.32          18.40%      1.99%(f)   (0.09%)(f)      --        $  4,635          62%      $0.0700
    (2.34)         $23.34          16.05%      1.98%(f)   (0.28%)(f)      --        $  8,320          31%      $0.0700
    (0.66)         $11.60          12.75%      0.66%       5.59%        0.14%       $ 85,914          32%           --
    (0.69)         $10.82          (0.76%)     0.71%       5.24%        0.08%       $ 79,698          33%           --
    (0.66)         $10.99           8.20%      0.77%       5.54%        0.08%       $ 67,600          22%           --
    (0.60)         $10.94           5.04%      0.74%       5.37%        0.08%       $ 65,717          17%           --
    (0.58)         $11.21           8.31%      0.69%       5.19%        0.08%       $101,441          17%           --
    (0.33)         $11.40           4.71%      0.67%(f)    5.00%(f)     0.08%(f)    $100,073          12%           --
    (0.55)         $10.49          10.39%      0.77%(f)    6.56%(f)     0.22%(f)    $ 63,608          78%           --
    (0.59)         $ 9.64          (2.46%)     1.21%       5.62%          --        $ 72,088          96%           --
    (0.54)         $10.05          10.19%      1.30%       5.71%          --        $ 69,455          91%           --
    (0.57)         $ 9.77           2.90%      1.29%       5.57%          --        $ 71,188          38%           --
    (0.61)         $ 9.99           8.71%      1.29%       6.00%          --        $ 71,867          65%           --
    (0.36)         $10.12           4.88%      1.23%(f)    5.74%(f)     0.03%(f)    $ 75,479          13%           --
    (0.76)         $10.85           8.11%      0.68%       7.03%        0.11%       $ 86,597          61%           --
    (0.73)         $ 9.92          (1.67%)     0.74%       6.68%        0.06%       $ 67,051          26%           --
    (0.69)         $10.14           9.60%      0.82%       7.02%        0.06%       $ 42,593           5%           --
    (0.69)         $ 9.82           3.72%      0.87%       6.64%        0.06%       $ 37,544          27%           --
    (0.64)         $ 9.98           8.39%      0.88%       6.31%        0.06%       $ 59,438          72%           --
    (0.30)         $10.16           4.90%      0.77%(f)    6.07%(f)     0.06%(f)    $ 61,200          16%           --
    (0.02)         $ 1.00           2.49%      0.89%       2.48%          --        $154,052          --            --
    (0.03)         $ 1.00           2.73%      0.91%       2.71%          --        $183,922          --            --
    (0.05)         $ 1.00           4.97%      0.86%       4.87%          --        $191,242          --            --
    (0.05)         $ 1.00           4.79%      0.87%       4.69%          --        $168,344          --            --
    (0.05)         $ 1.00           4.70%      0.89%       4.59%          --        $150,377          --            --
    (0.02)         $ 1.00           2.38%      0.89%(f)    4.75%(f)       --        $155,491          --            --
    (0.002)        $ 1.00           0.34%      0.50%(f)    2.80%(f)     0.32%(f)    $ 33,995          --            --
    (0.03)         $ 1.00           2.85%      0.66%       2.85%        0.23%       $ 45,022          --            --
    (0.05)         $ 1.00           5.15%      0.46%       5.15%        0.22%       $116,489          --            --
    (0.05)         $ 1.00           5.08%      0.44%       4.95%        0.22%       $136,068          --            --
    (0.05)         $ 1.00           4.92%      0.50%       4.81%        0.14%       $154,624          --            --
    (0.02)         $ 1.00           2.39%      0.65%(f)    4.77%(f)       --        $160,833          --            --
------------------------------------------------------------------------------------------------------------------------

(h) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(j) Per share information presented is based on the net operating loss divided by the monthly average of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
    COMBINED NOTES TO FINANCIAL STATEMENTS     TOWER MUTUAL FUNDS
                                               February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   (1) ORGANIZATION
--------------------------------------------------------------------------------

  Tower Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

------------------------------------------------------------------------------------------------
  PORTFOLIO NAME                        DIVERSIFICATION      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------
  Tower Capital Appreciation Fund         diversified        Provide growth of capital and
  ("Capital Appreciation Fund")                              income.
------------------------------------------------------------------------------------------------
  Tower Louisiana Municipal Income      non-diversified      Provide current income which is
  Fund                                                       generally exempt from federal
  ("Louisiana Municipal Income                               income tax and personal income
  Fund")                                                     taxes imposed by the state of
                                   Louisiana.
------------------------------------------------------------------------------------------------
  Tower Total Return Bond Fund            diversified        Maximize total return.
  ("Total Return Bond Fund")
------------------------------------------------------------------------------------------------
  Tower U.S. Government Income Fund       diversified        Provide current income.
  ("U.S. Government Income Fund")
------------------------------------------------------------------------------------------------
  Tower Cash Fund diversified Provide current income consistent ("Cash Reserve
  Fund") with stability of principal.
------------------------------------------------------------------------------------------------
  Tower U.S. Treasury Money Market        diversified        Provide current income consistent
  Fund                                                       with stability of principal and
  ("U.S. Treasury Money Market                               liquidity.
  Fund")
------------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On May 12, 1997, three of the Tower Mutual Funds engaged in a tax-free common trust fund conversion with three Hibernia National Bank Common Trust Funds. The following is a summary of the transactions:

---------------------------------------------------------------------------------------------------------------
                                      CAPITAL APPRECIATION      LOUISIANA MUNICIPAL         U.S. GOVERNMENT
                                              FUND                  INCOME FUND               INCOME FUND
---------------------------------------------------------------------------------------------------------------
                                    HIBERNIA PERSONAL STOCK    HIBERNIA PERSONAL TAX    HIBERNIA PERSONAL BOND
    COMMON TRUST FUND ACQUIRED                FUND                EXEMPT BOND FUND               FUND
---------------------------------------------------------------------------------------------------------------
  Common Trust Fund Shares
  Converted                                    932,721                 3,612,185                1,962,801
---------------------------------------------------------------------------------------------------------------
  Tower Fund Shares Issued                   2,789,607                 3,317,405                2,156,291
---------------------------------------------------------------------------------------------------------------
  Common Trust Fund Assets
  Acquired                                $ 57,075,362              $ 36,590,980              $21,368,846
---------------------------------------------------------------------------------------------------------------
  Unrealized Appreciation*                $ 18,492,828              $    886,608              $   132,392
---------------------------------------------------------------------------------------------------------------
  Tower Fund Net Assets Following
  Acquisition                             $270,386,000              $102,143,658              $54,858,937
---------------------------------------------------------------------------------------------------------------

*Unrealized Appreciation is included in the Common Trust Fund Assets Acquired above.

-------------------------------------------------------------------------------
   (2) SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U.S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1997, U.S. Government Income Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

----------------------------------------------------------------------------------------------------------
                                                      EXPIRATION YEAR
----------------------------------------------------------------------------------------------------------
                                                                                            TOTAL TAX LOSS
                    FUND                      2002        2003         2004        2005      CARRYFORWARD
----------------------------------------------------------------------------------------------------------
  U.S. Government Income Fund                $97,781   $1,657,595   $1,298,006   $553,828     $3,607,210

Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Funds' next taxable year (September 1, 1997).

----------------------------------------------------------------------------------
                                                                 TOTAL TAX LOSS
                             FUND                                 PUSHFORWARD
----------------------------------------------------------------------------------
  U.S. Government Income Fund                                       $236,799
----------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

--------------------------------------------------------------------------------
   (3) SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

  EQUITY AND INCOME FUNDS

------------------------------------------------------------------------------------------------------------------
                                                                           CAPITAL APPRECIATION FUND
                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                 FEBRUARY 28, 1998            AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES                          SHARES       DOLLARS        SHARES       DOLLARS
  Shares sold                                                   934,044   $ 21,397,974    2,060,360   $ 23,465,207
  Shares issued in connection with the acquisition of the
    Common Trust Funds                                               --             --    2,789,607     57,075,362
  Shares issued to shareholders in payment of distributions
    declared                                                  1,140,121     24,406,321      835,384     15,807,335
  Shares redeemed                                            (1,236,122)   (27,453,440)  (2,528,206)   (52,191,192)
                                                             ----------   ------------   ----------   ------------
    Net change resulting from Class A Shares transactions       838,043   $ 18,350,855    3,157,145   $ 44,156,712
                                                             ==========   ============   ==========   ============
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED              PERIOD ENDED
                                                                 FEBRUARY 28, 1998           AUGUST 31, 1997*
------------------------------------------------------------------------------------------------------------------
                       CLASS B SHARES                          SHARES       DOLLARS        SHARES       DOLLARS
------------------------------------------------------------------------------------------------------------------
  Shares sold                                                   130,570   $  2,953,393      211,458   $  4,376,784
  Shares issued to shareholders in payment of distributions
    declared                                                     28,471        607,295          113          2,391
  Shares redeemed                                               (10,196)      (232,020)      (3,948)       (83,894)
                                                             ----------   ------------   ----------   ------------
    Net change resulting from Class B Shares transactions       148,845   $  3,328,668      207,623   $  4,295,281
                                                             ==========   ============   ==========   ============
    Net change resulting from fund share transactions           986,888   $ 21,679,523    3,364,768   $ 48,451,993
                                                             ==========   ============   ==========   ============
------------------------------------------------------------------------------------------------------------------

*For the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

--------------------------------------------------------------------------------------------------------------
                                  LOUISIANA MUNICIPAL       TOTAL RETURN BOND FUND        U.S. GOVERNMENT
                                      INCOME FUND                                           INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                   ENDED         YEAR         ENDED         YEAR         ENDED         YEAR
                                 FEBRUARY       ENDED       FEBRUARY       ENDED       FEBRUARY       ENDED
                                    28,       AUGUST 31,       28,       AUGUST 31,       28,       AUGUST 31,
                                   1998          1997         1998          1997         1998          1997
--------------------------------------------------------------------------------------------------------------
  Shares sold                     280,994       566,626       910,191    1,596,634      400,213      1,066,484
  Shares issued in connection
    with the acquisition of
    the Common Trust Funds             --     3,317,405            --           --           --      2,156,291
  Shares issued to
    shareholders in payment of
    distributions declared         95,547       155,298       189,054      329,947       27,039         62,787
  Shares redeemed                (652,839)     (992,694)     (832,645)   (2,022,793)   (361,529)    (1,151,003)
                                 --------     ----------   ----------    ----------    --------     ----------
    Net change resulting from
      share transactions         (276,298)    3,046,635       266,600      (96,212)      65,723      2,134,559
                                 ========     ==========   ==========    ==========    ========     ==========
--------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

----------------------------------------------------------------------------------------------------------
                                                                                     U.S. TREASURY
                                                    CASH RESERVE FUND              MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
                                                SIX MONTHS         YEAR         SIX MONTHS               YEAR
                                                   ENDED               ENDED           ENDED                     ENDED
                                               FEBRUARY 28,     AUGUST 31,    FEBRUARY 28,     AUGUST 31,
                                                   1998            1997           1998            1997
----------------------------------------------------------------------------------------------------------
  Shares sold                                         280,870,210    462,383,174     300,388,897     396,797,192
  Shares issued to shareholders in payment of
    distributions declared                          841,726      1,743,290       1,235,844       3,258,924
  Shares redeemed                           (276,598,180)   (482,092,964)  (295,415,928)   (381,500,330)
                                                     ------------    ------------   ------------    ------------
    Net change resulting from share
      transactions                                5,113,756    (17,966,500)      6,208,813      18,555,786
                                               ============    ============   ============    ============
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   (4) INVESTMENT ADVISORY FEE AND OTHER
       TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

  INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

--------------------------------------------------------------------------------------
                                                                       ANNUAL
  FUND                                                                  RATE
--------------------------------------------------------------------------------------
  Capital Appreciation Fund                               0.75%
  Louisiana Municipal Income Fund                   0.45%
  Total Return Bond Fund                                   0.70%
  U.S. Government Income Fund                         0.45%
  Cash Reserve Fund                                            0.40%
  U.S. Treasury Money Market Fund                   0.40%
--------------------------------------------------------------------------------------

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the period ended February 28, 1998, Louisiana Municipal Income Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund did not incur distribution services fees.

  SHAREHOLDERS SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), Class B Shares of Capital Appreciation Fund will pay FSS up to 0.25% of its daily average net assets for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses of $13,075 and $17,585 for Total Return Bond Fund and U.S. Treasury Money Market Fund, respectively, were initially borne by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

-------------------------------------------------------------------------------
   (5) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

  Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

---------------------------------------------------------------------------------------------------------------
  FUND                                                              PURCHASES                   SALES
---------------------------------------------------------------------------------------------------------------
  Capital Appreciation Fund                               $100,542,645              $91,916,122
  Louisiana Municipal Income Fund                     $11,852,750              $14,648,918
  Total Return Bond Fund                                     $16,330,787                $9,037,441
  U.S. Government Income Fund                          $11,878,908                $9,357,514
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   (6) CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

  Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1998, 93.33% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.65% of total investments.

-------------------------------------------------------------------------------
   (7) SUBSEQUENT EVENT
-------------------------------------------------------------------------------

  Effective March 11, 1998, Cash Reserve Fund added Class B Shares and designated the existing share class as Class A Shares.

                               TOWER MUTUAL FUNDS

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

            TRUSTEES                                              OFFICERS

            EDWARD C. GONZALES                              EDWARD C. GONZALES
                                                                        President and Treasurer

            ROBERT L. DIBENEDETTO, M.D.               JEFFREY W. STERLING
                                                                        Vice President and
                                                                        Assistant Treasurer

            JAMES A. GAYLE, SR.                             PETER J. GERMAIN
                                                                        Secretary

            J. GORDON REISCHE                               GAIL CAGNEY
                                                                        Assistant Secretary




         MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

         THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

Federated Securities Corp., Distributor

891836108
891836207
891836306
891836504
891836405
891836603

007697 (4/98)
-----------------------------------------------------------------------------